1933 Act File No. 33-20673
                                                   1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     ------

     Pre-Effective Amendment No.         ............................

     Post-Effective Amendment No. 38 ................................  X
                                 ----                                ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

     Amendment No. 39 ...............................................  X
                  ----                                               ------

                           VISION GROUP OF FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           Victor R. Siclari, Esquire,

                           Federated Investors Tower,

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

_ _immediately upon filing pursuant to paragraph (b)
 X_ on August 30, 1999, pursuant to paragraph (b)

   60 days after filing pursuant to paragraph (a) (i)
   on                 pursuant to paragraph (a) (i)

_ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

VISION GROUP OF FUNDS, INC

CLASS A SHARES
Vision Treasury Money Market Fund
Vision Money Market Fund
Vision New York Tax-Free Money Market Fund
Vision U.S. Government Securities Fund
Vision New York Municipal Income Fund
Vision Growth & Income Fund
Vision Capital Appreciation Fund

CLASS A SHARES AND CLASS B SHARES

Vision Large Cap Value Fund
(formerly Vision Equity Income Fund)
Vision Large Cap Growth Fund

Mutual fund shares are not bank deposits, not FDIC insured, not guaranteed and may lose value.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


CONTENTS

Fund Goals, Strategies, Risks and Performance                          1
What are the Funds' Fees and Expenses?                                 8
What are the Equity Fund's Investment Strategies?                     10
What are the Fund's Main Investments and Investment Techniques?       11
Specific Risks of Investing in the Funds                              13
What do Shares Cost?                                                  15
How are the Funds Sold?                                               17
How to Purchase Shares                                                18
How to Redeem Shares                                                  19
How to Exchange Shares                                                20
Account and Share Information                                         21
Who Manages the Funds?                                                22
Financial Information                                                 23

AUGUST 31, 1999

Fund Goals, Strategies, Risks and Performance



This Prospectus of the Vision Group of Funds, Inc. (the "Corporation") offers Class A and Class B Shares of nine portfolios, including three Money Market Funds, two Income Funds and four Equity Funds. The Corporation also offers another portfolio under a separate prospectus, Vision Mid Cap Stock Fund. Treasury Money Market Fund and Money Market Fund offer another class of shares, Class S Shares under a separate prospectus. The following describes the investment goals (objectives), strategies and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.


PERFORMANCE

On the following pages are performance information for each Fund and its Class A Shares. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.



For Funds that offer Class A and B Shares (Large Cap Value Fund and Large Cap Growth Fund), the SEC requires us to show Class A Shares because it has the longest operating history. The SEC also requires a Fund to have a full calendar year of performance in order to show total return and bar charts. Therefore, the Large Cap Growth Fund does not provide this information.

Bar Charts



The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares.

Average Annual Total Return

Following the bar chart is a performance table showing the Average Annual Total Return for Class A Shares of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 1998. The Funds' total return figures reflect the maximum sales charge that could apply (except for the Money Market Funds, which do not impose a sales charge). The market indices are unmanaged and are not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund's performance. You cannot invest directly in an index.

MONEY MARKET FUNDS

Money Market Funds are subject to strict regulatory limitations on their permissible investments, which are designed to allow the Funds to maintain a stable share price of $1.00. These limitations govern diversification (how much of their assets can be invested in any one issuer), credit quality, and length of maturity. For example the securities in which the Funds invest must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

VISION TREASURY MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy



The Fund pursues its goal by investing primarily in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations. These obligations are high quality, short-term investments that generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

Total Return Bar Chart and Table
[BAR CHART - SEE APPENDIX]

The Fund's Class A Shares Total Return from January 1, 1999 to June 30, 1999 was 2.04%.


Best quarter                           (2Q89)    2.17%
Worst quarter                          (2Q93)    0.68%



7-Day Net Yield

(as of December 31, 1998)                        4.14%


Average Annual Total Return\1\
(for the periods ended December 31, 1998)


                                                 Class A Shares

1 Year                                           4.80%
5 Years                                          4.75%
10 Years                                         5.10%


1 Historically, the Fund has maintained a consistent $1.00 net asset value per share.

   The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

VISION MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund pursues its goal by investing in a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

Total Return Bar Chart and Table

[BAR CHART - SEE APPENDIX]

The Fund's Class A Shares Total Return from January 1, 1999 to June 30, 1999 was 2.16%.


Best quarter                           (2Q89)    2.31%
Worst quarter                          (2Q93)    0.71%



7-Day Net Yield

(as of December 31, 1998)                        4.53%


Average Annual Total Return\1\
(for the periods ended December 31, 1998)


                                                 Class A Shares

1 Year                                           4.98%
5 Years                                          4.89%
10 Years                                         5.29%


1 Historically, the Fund has maintained a consistent $1.00 net asset value per share.

   The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

VISION NEW YORK TAX-FREE MONEY MARKET FUND

Goal

To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy

The Fund pursues its goal by investing in a portfolio of high-quality, short-term tax-exempt debt obligations (municipal securities) that generally mature in 397 days or less from the time of investment. The dollar-weighted average maturity of the Fund will not exceed 90 days. Under normal market conditions, the Fund intends to invest at least 80% of its net assets in debt obligations that pay interest exempt from federal regular income tax. When possible, the Fund intends to invest, under normal market conditions, at least 80% of its net assets in securities issued by the State of New York and its political subdivisions (New York municipal securities). If the Fund pays dividends from interest it earns on its New York municipal securities investments, the dividends will be exempt from federal regular income tax, as well as New York State and New York City income taxes.

Total Return Bar Chart and Table

[BAR CHART - SEE APPENDIX]

The Fund's Class A Shares Total Return from January 1, 1999 to June 30, 1999 was 1.25%.


Best quarter                           (2Q89)    1.37%
Worst quarter                          (3Q92)    0.38%



7-Day Net Yield

(as of December 31, 1998)                        2.96%


Average Annual Total Return\1\
(for the periods ended December 31, 1998)


                                                 Class A Shares

1 Year                                           2.94%
5 Years                                          2.95%
10 Years                                         3.23%


1 Historically, the Fund has maintained a consistent $1.00 net asset value per share.

   The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Income Funds

VISION U.S. GOVERNMENT SECURITIES FUND

Goal

To seek current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting of securities that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage-backed securities, including Adjustable Rate Mortgage Securities (ARMS) and Collateralized Mortgage Obligations (CMOs) are included within the definition of "U.S. Government Securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset-backed securities, etc.).

Total Return Bar Chart and Table

[BAR CHART - SEE APPENDIX]

The Fund's Class A Shares Total Return from January 1, 1999 to June 30, 1999 was (1.90%).


Best quarter                           (2Q95)     6.45%
Worst quarter                          (2Q94)    (2.81)%


Average Annual Total Return\1\
(for the periods ended December 31, 1998)


                                       Class A   LBABI

1 Year                                 3.45%     6.27%
5 Years                                5.28%     7.27%
Since Start of Performance\2\          4.86%     6.92%




1 The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBABI), a broad-based market index. LBABI is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. The Fund's total return figures reflect the maximum sales charge that could apply. The market index is unmanaged and is not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund's performance. You cannot invest directly in an index.

2  September 22, 1993

VISION NEW YORK MUNICIPAL INCOME FUND

Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

The Fund pursues its goal by investing primarily in securities that pay interest which is exempt from federal regular income tax and personal income taxes imposed by the State of New York and New York municipalities. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities that pay interest which is exempt from federal regular income tax. However, the interest on these securities may be subject to the federal alternative minimum tax or "AMT." Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the State of New York, its political subdivisions or agencies that pay interest which is exempt from the personal income tax imposed by the State of New York and New York municipalities.

Total Return Bar Chart and Table

[BAR CHART - SEE APPENDIX]

The Fund's Class A Shares Total Return from January 1, 1999 to June 30, 1999 was (1.48%).


Best quarter                           (1Q95)     6.57%
Worst quarter                          (1Q94)    (4.48)%


Average Annual Total Return\1\
(for the periods ended December 31, 1998)


                                       Class A   LBNYTEI

1 Year                                 1.08%      6.88%
5 Years                                4.78%      6.49%
Since Start of Performance\2\          5.13%      6.49%




1 The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers New York Tax-Exempt Index (LBNYTEI), a broad-based market index. LBNYTEI is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. The Fund's total return figures reflect the maximum sales charge that could apply. The market index is unmanaged and is not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund's performance. You cannot invest directly in an index.

2  September 22, 1993

Equity Funds



VISION LARGE CAP VALUE FUND (formerly, Vision Equity Income Fund)

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental consideration.

Strategy



The Fund pursues its goal by investing primarily in a diversified portfolio of income-producing equity securities of U.S. companies that are considered "large cap." Equity securities include common and preferred stocks, as well as convertible securities. The adviser uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Total Return Bar Chart and Table

[BAR CHART - SEE APPENDIX]



The Fund's Class A Shares Total Return from January 1, 1999 to June 30, 1999 was 4.83%.


Best quarter                           (4Q98)     18.26%
Worst quarter                          (3Q98)    (11.14)%


Average Annual Total Return\1\
(for the periods ended December 31, 1998)


                                       Class A             S&P 500

1 Year                                  8.84%              28.61%
Since Start of Performance\2\          11.18%              25.00%




1 The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund's total return figures reflect the maximum sales charge that could apply. The market index is unmanaged and is not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund's performance. You cannot invest directly in an index.

2  September 26, 1997

VISION LARGE CAP GROWTH FUND

Goal

To provide capital appreciation.

Strategy

The Fund pursues its goal by investing in a diversified portfolio of common stocks of the largest growth-oriented companies in the U.S. based upon price to earnings ratio, price to book ratio, and estimated earnings growth. These companies will have market capitalizations over $10 billion at the time of investment.

Large Cap Growth Fund



The SEC does not permit us to provide a performance bar chart and total returns for the Large Cap Growth Fund since this Fund does not yet have a full calendar year of performance.

VISION GROWTH & INCOME FUND

Goal

To provide long-term growth of capital and income.

Strategy



The Fund pursues its goal by investing in a diversified portfolio of equity securities (common and preferred stocks, convertible securities) and debt securities (bonds, notes). The Fund invests in mid-sized companies (those with market capitalizations of $1 billion to $10 billion at the time of purchase) that in the adviser's opinion are undervalued.

Total Return Bar Chart and Table

[BAR CHART - SEE APPENDIX]

The Fund's Class A Shares Total Return from January 1, 1999 to June 30, 1999 was 17.50%.


Best quarter                           (2Q99)     27.55%
Worst quarter                          (3Q98)    (25.98)%


Average Annual Total Return\1\
(for the periods ended December 31, 1998)


                                       Class A   RMI       S&P 500

1 Year                                 (16.02)%   5.93%    28.61%
5 Years                                 11.36%   17.34%    23.89%
Since Start of Performance\2\           11.35%   17.85%    23.89%




1 The table shows the Fund's total returns averaged over a period of years relative to the Russell Midcap Index (RMI) and the S&P 500 Index (S&P 500), a broad-based market index. RMI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 35% of the market capitalization of the Russell 1000 Index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund's total return figures reflect the maximum sales charge that could apply. The market indices are unmanaged and are not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund's performance. You cannot invest directly in an index.

2  November 29, 1993

VISION CAPITAL APPRECIATION FUND

Goal

To produce long-term capital appreciation. Current income is a secondary, non-fundamental investment consideration.

Strategy



The Fund pursues its goal by investing primarily in a diversified portfolio of common stocks of growth-oriented mid-sized companies (those with market capitalizations of $1 billion to $10 billion at the time of purchase). The primary factor in selecting securities will be the adviser's assessment of the stock's potential for price appreciation (i.e., growth). Prior to investment, the adviser will thoroughly research each company for its financial strength and growth potential.

Total Return Bar Chart and Table

[BAR CHART - SEE APPENDIX]

The Fund's Class A Shares Total Return from January 1, 1999 to June 30, 1999 was (2.33%).


Best quarter                           (3Q97)     23.33%
Worst quarter                          (3Q98)    (23.21)%


Average Annual Total Return\1\
(for the periods ended December 31, 1998)


                                       Class A   RMGI

1 Year                                 (14.70)%  12.33%
Since Start of Performance\2\            8.49%   18.89%




1 The table shows the Fund's total returns averaged over a period of years relative to the Russell Midcap Growth Index (RMGI), a broad-based market index. RMGI contains stocks from the Russell Midcap Index with a greater than average growth orientation. The Fund's total return figures reflect the maximum sales charge that could apply. The market index is unmanaged and is not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund's performance. You cannot invest directly in an index.

2  July 2, 1996

PRINCIPAL RISKS OF THE FUNDS



The Funds and the Shares offered by this prospectus are not deposits or obligations of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Money Market Funds attempt to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Vision Funds. Following are additional risks associated with investments in the Funds.


                                         Treasury         NY Tax-Free  U.S.        NY         Large  Large
                                         Money    Money   Money        Government  Municipal  Cap    Cap     Growth &  Capital
                                         Market   Market  Market       Securities  Income     Value  Growth  Income    Appreciation

Risks                                    Fund     Fund    Fund         Fund        Fund       Fund   Fund    Fund      Fund
Stock Market Risks\1\                                                                          X       X       X            X
Risks Related to Investing for Growth\2\                                                               X       X            X
Risks Related to Investing for Value\3\                                                        X               X
Risks Related to Company Size\4\                                                                               X            X
Interest Rate Risks\5\                     X        X          X            X        X
Credit Risks\6\                            X        X          X            X        X
Call Risks\7\                              X        X                       X        X
Prepayment Risks\8\                                 X                       X        X
Tax Risks\9\                                                   X                     X
Risks of Non-diversification\10\                                                     X
New York Investment Risks\11\                                  X                     X

1 The risk posed by the fact that the value of equity securities rise and fall.

2 Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

3 Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.



4 The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.



5 The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt.

6 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

7 The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.



8 The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decrease in a rising interest rate environment. This adversely affects the value of these securities.

9 Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.



10 Since this Fund is non-diversified, there is a risk that any one issuer may have a greater impact on the Fund's Share price and performance compared to that of a diversified fund.



11 These Funds emphasize investments in New York and are more subject to events that may adversely affect New York issuers.



What are the Funds' Fees and Expenses?

These tables describe the fees and expenses that you may pay if you buy and hold Class A Shares and Class B Shares of the Funds.


                                                                                                    NY

                                                                                 Treasury           Tax-Free  U.S.        NY
                                                                                 Money     Money    Money     Government  Municipal
                                                                                 Market    Market   Market    Securities  Income

Shareholder Fees                                                                 Fund      Fund     Fund      Fund        Fund
Fees Paid Directly From Your Investment                                          Class A   Class A  Class A   Class A     Class A
Maximum Sales Charge (Load) Imposed on Purchases

 (as a percentage of offering price)                                             None      None     None      4.50%       4.50%

Annual Fund Operating Expenses (Before Waivers)\1\
Expenses That are Deducted From Fund Assets

 (as a percentage of average net assets)

Management Fee\2\                                                                0.50%     0.50%    0.50%     0.70%       0.70%
Distribution (12b-1) Fee\3\                                                      None      None     None      0.25%       0.25%
Shareholder Services Fees\4\                                                     0.25%     0.25%    0.25%     0.25%       0.25%
Other Expenses                                                                   0.17%     0.18%    0.22%     0.27%       0.32%
Total Annual Fund Operating Expenses                                             0.92%     0.93%    0.97%     1.47%       1.52%

1 Although not contractually obligated to do so, the investment adviser, distributor and shareholder services provider waived certain amounts during the past fiscal year. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 1999.


   Total Waiver of Fund Expenses                                                 0.33%     0.30%    0.39%     0.55%       0.70%
   Total Actual Annual Fund Operating Expenses (After Waivers)                   0.59%     0.63%    0.58%     0.92%       0.82%



2 The Adviser voluntarily waived a portion of the maximum management fee shown in the table above. The Adviser can terminate this voluntary waiver at any time. The management fee paid by Treasury Money Market Fund, Money Market Fund, NY Tax-Free Money Market Fund, U.S. Government Securities Fund and NY Municipal Income Fund (after the voluntary waiver) was 0.42%, 0.45%, 0.36%, 0.65% and 0.50%, respectively for the fiscal year ended April 30, 1999.



3 Treasury Money Market Fund, Money Market Fund and NY Tax-Free Money Market Fund are not subject to a distribution (12b-1) fee. The U.S. Government Securities Fund and NY Municipal Income Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended April30, 1999. However, the table must show the maximum distribution fees they would be able to pay.





4 The Funds did not pay or accrue the shareholder services fee during the fiscal year ended April 30, 1999. The Funds Class A Shares do not anticipate accruing or paying shareholder servicing fees for the fiscal year ending April 30, 2000. However, the table must show the maximum shareholder services fees they would be able to pay.


                                                              Large                  Large                   Growth &  Capital
                                                              Cap Value              Cap Growth              Income    Appreciation

Shareholder Fees                                              Fund                   Fund                    Fund      Fund
Fees Paid Directly From Your Investment                       Class A    Class B\5\  Class A     Class B\5\  Class A   Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a

 percentage of offering price)                                5.50%      None        5.50%       None        5.50%     5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of
 original purchase price or redemption proceeds,

 as applicable)                                               None       5.00%       None        5.00%       None      None

Annual Fund Operating Expenses (Before Waivers)\1\
Expenses That are Deducted From Fund Assets

 (as a percentage of average net assets)

Management Fee                                                0.70%      0.70%       0.85%       0.85%       0.70%     0.85%
Distribution (12b-1) Fee                                      0.25%\2\   0.75%       0.25%\2\    0.75%       0.25%\2\  0.25%\2\
Shareholder Services Fees                                     0.25%\3\   0.25%\3\    0.25%\3\    0.25%\3\    0.25%     0.25%
Other Expenses                                                0.26%\4\   0.26%\4\    0.69%\4\    0.69%\4\    0.38%\4\  0.40%
Total Annual Fund Operating Expenses                          1.46%      1.96%       2.04%       2.54%       1.58%     1.75%



1 Although not contractually obligated to do so, the investment adviser, distributor and shareholder services provider waived certain amounts during the past fiscal year. These are shown below along with the net expenses of the Large Cap Value Fund Class A Shares, Growth & Income Fund and Capital Appreciation Fund actually paid for the fiscal year ended April 30, 1999. With respect to Large Cap Value Fund Class B Shares and Large Cap Growth Fund, although not contractually obligated to do so, the investment adviser, distributor and shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending April 30, 2000.


   Total Waiver of Fund Expenses                              0.50%      0.00%       0.50%       0.00%       0.25%     0.25%
   Total Actual Annual Fund Operating Expenses (After Waiver) 0.96%      1.96%       1.54%       2.54%       1.33%     1.50%




2 The Large Cap Value Fund Class A Shares, Growth and Income Fund, and Capital Appreciation Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended April 30, 1999. The Large Cap Value Fund Class A Shares, Large Cap Growth Fund Class A Shares, Growth & Income Fund and Capital Appreciation Fund do not anticipate accruing or paying 12b-1 fees during the fiscal year ending April 30, 2000. However, the table must show the maximum distribution fees they would be able to pay.



3 The Large Cap Value Fund Class A Shares did not pay or accrue the shareholder services fee during the fiscal year ended April 30, 1999. The Large Cap Value Fund and Large Cap Growth Fund Class A Shares do not anticipate accruing or paying shareholder servicing fees for the fiscal year ending April 30, 2000. However, the table must show the maximum shareholder services fees they would be able to pay.



4 Other Expenses for the Large Cap Value Fund, Large Cap Growth Fund and Growth & Income Fund are based on estimated amounts for the fiscal year ending April 30, 2000. Other expenses were 0.32% and 0.25% for the Large Cap Value Fund Class A Shares and Growth & Income Fund, respectively, for the fiscal year ended April 30, 1999.



5  August 30, 1999 effective date for new class of shares.




EXAMPLE

The following Example is intended to help you compare the cost of investing in Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are shown for Class B Shares. The Example also assumes that your investment has a 5% return each year and that each Fund's Shares operating expenses are before waivers as shown in the Tables and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Class A Shares                       1 Year     3 Years     5 Years     10 Years
Treasury Money Market Fund           $ 94       $  293      $  509      $1,131
Money Market Fund                    $ 95       $  296      $  515      $1,143
NY Tax-Free Money Market Fund        $ 99       $  309      $  536      $1,190
U.S. Government Securities Fund      $593       $  894      $1,217      $2,128
NY Municipal Income Fund             $598       $  909      $1,242      $2,181
Large Cap Value Fund                 $690       $  986      $1,304      $2,200
Large Cap Growth Fund                $746       $1,154         N/A         N/A
Growth & Income Fund                 $702       $1,021      $1,363      $2,325
Capital Appreciation Fund            $718       $1,071      $1,447      $2,499



Class B Shares                       1 Year     3 Years     5 Years     10 Years
Large Cap Value Fund
Expenses assuming redemption         $699       $  915      $1,257       $2,156
Expenses assuming no redemption      $199       $  615      $1,057       $2,156
Large Cap Growth Fund
Expenses assuming redemption         $757       $1,091         N/A          N/A
Expenses assuming no redemption      $257       $  791         N/A          N/A

What are the Equity Funds'
Investment Strategies?



Each Fund's investment strategy is described earlier under "Fund Goals, Strategies, Risks and Performance." Following is additional information on the investment strategies for certain of the Funds.

VISION LARGE CAP VALUE FUND



The Fund pursues its investment objective by maintaining a diversified portfolio consisting primarily of income-producing equity securities of domestic companies (e.g., common and preferred stocks, convertible securities). The Fund will attempt to provide a yield greater than the average yield offered by the S&P 500 Index and a lower level of price volatility, although there is no assurance that it will be able to do so. The Adviser will invest in companies on the basis of traditional research techniques, including assessment of company's earnings and dividend growth prospects, risk/volatility of the company's industry, sound management techniques, ability to finance expected growth, and on the basis of a company's undervaluation relative to other companies in the same industry. These companies may be categorized as "seasoned" or "well-established" companies, although companies with less-established operating histories may be chosen for investment if they present opportunities for income and capital appreciation.



Under normal market conditions, the Fund intends to invest at least 65% of the value of its total assets in equity securities that are expected to produce current income. In selecting investments, the Adviser intends to focus on large capitalization (large-cap) companies which are those companies with a market capitalization of at least $10 billion or more at the time of investment. The Adviser also may invest, to a lesser extent, in medium capitalization (mid-cap) or small capitalization (small-cap) companies which are generally companies with a market capitalization under $10 billion.

The Adviser also will focus on stocks of companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements. Value stocks may be out of favor with or misunderstood by investors for a variety of reasons, but are considered to have inherent value or future prospects that are not currently reflected in their stock price. Accordingly, value stocks may have a price/earnings ratio less than the S&P 500 Index, lower than average price to book value, and higher than average dividend yields than competitors, and thereby offer greater income and growth potential.

VISION LARGE CAP GROWTH FUND

The Fund pursues its goal by investing in a diversified portfolio of equity securities, primarily common stocks, of the largest growth-oriented companies traded in the U.S. stock markets. The Fund's portfolio will hold between 40 and 75 stocks, and the primary universe for individual stock selection will be the S&P 500 Index. It is anticipated that the Fund will maintain positions in many of the stocks representing the largest holdings within the S&P 500 Index and S&P Barra Growth Index. The Fund will attempt to be invested across all the major economic sectors as defined by the S&P 500 Index. It is expected that the Fund as a whole, will have the overall portfolio characteristics that define it as "large cap growth." Large capitalization companies have a market capitalization of $10 billion or more at the time of investment. The Adviser also may invest, to a lesser extent, in mid-cap or small-cap companies which are generally companies with a market capitalization under $10 billion. In selecting portfolio investments, the Adviser will analyze each company's fundamentals with an emphasis on factors pertaining to growth. In selecting investments for growth, the Adviser will consider various financial characteristics of the issuer, including historical sales and net income, debt/quality and price/earnings ratios and growth rates. Certain qualitative factors such as product dominance, management experience, and research and development commitment will be evaluated. Portfolio securities will be sold when the Adviser determines they no longer meet the Fund's objective, are removed from the S&P 500 index, or it the Adviser determines that there is a better investment opportunity in other stocks.

Under normal market conditions, the Fund intends to invest at least 65% of the value of its total assets in large-cap equity securities that are expected to produce growth or capital appreciation. The Fund will also consider to a lesser extent whether the securities offer the opportunity for current income.

VISION GROWTH & INCOME FUND



The Fund pursues its goal by investing in a diversified portfolio consisting primarily of equity securities (e.g., common stock, convertible securities) and debt securities (e.g. bonds, notes). The Adviser will select equity securities to achieve growth and will select fixed-income, convertible securities and other interest-paying debt securities to obtain income. However, either category of equity or debt securities may be purchased for growth of capital and/or income. As a matter of operating policy, the Adviser intends to invest at least 65% of the Fund's total assets in equity securities that are expected to produce growth of capital and/or income. The Adviser will invest in companies on the basis of traditional research techniques, including assessment of companies' earnings and dividend growth prospects, sound management techniques, ability to finance expected growth, and on the basis of a company's undervaluation relative to other companies in the same industry. These companies may be categorized as "seasoned" or "well-established" companies, although companies with less-established operating histories may be chosen for investment if they have growth elements and present opportunities for income.



In selecting investments, the Adviser intends to invest at least 65% of the Fund's total assets in mid-size (mid-cap) companies that are regarded as "undervalued." It is anticipated that the Fund's portfolio securities in the aggregate will have an average weighted market capitalization of $1 billion to $10 billion at the time of investment, which could be considered the mid-capitalization sector of the market. The Adviser may also invest in large-cap companies and, to a lesser extent, small cap companies when consistent with the Fund's goal of long-term growth of capital and income.

The Adviser also will focus on companies that are undervalued. A value approach seeks companies whose stocks prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

VISION CAPITAL APPRECIATION FUND

The Fund pursues its goal by investing in a diversified portfolio comprised primarily of common stocks or other securities that have some of the characteristics of common stocks, such as convertible preferred stocks, convertible bonds, and warrants. The principal factor in selecting convertible securities will be the potential opportunity to benefit from movement in stock price (growth). Under normal market conditions, the Fund intends to have at least 75% of its total assets invested in securities which the Adviser believes offer opportunity for capital appreciation. The Adviser will generally select common stocks of well-financed issuers (e.g., issuers that generate sufficient cash flow to support their growth needs or have sufficient credit quality to obtain financing to support their growth) which have demonstrated profitability in the past or have the potential weighted market capitalization of $1 billion to $10 billion at the time of investment, which could be considered the mid-capitalization sector of the market. The Adviser, may, however, select for purchase common stocks of well-known companies with individual market capitalizations of over $10 billion, as well as companies that have individual market capitalization as low as $250 million, if it believes such common stocks offer particular opportunities for long-term capital appreciation (growth). At least 65% of the Fund's total assets will be in mid-capitalization securities that are regarded as having growth opportunities.

In selecting investments for growth, the Adviser will consider various financial characteristics of the issuer, including historical sales and net income, debt/quality and price/earnings ratios and growth rates. Certain qualitative factors such as product dominance, management experience, and research and development commitment will be evaluated.

What are the Funds' Main Investments
and Investment Techniques?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Equity Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Equity Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Tax Exempt Securities



Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax
(AMT) for individuals and corporations.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Repurchase Agreements



Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.



PORTFOLIO TURNOVER (Equity and Income Funds only)

Each Fund (other than the Money Market Funds) actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS



The NY Tax-Free Money Market Fund and the NY Municipal Income Fund may temporarily depart from their principal investment strategies by investing their assets in cash, shorter-term, higher-quality debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

INVESTMENT RATINGS FOR INVESTMENT
GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

STOCK MARKET RISKS

The value of equity securities in each Equity Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

TAX RISKS



In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the NY Tax-Free Money Market Fund and NY Municipal Income Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.



Income from the NY Municipal Income Fund and NY Tax-Free Money Market Fund may be subject to the AMT.

RISKS OF NON-DIVERSIFICATION



The NY Municipal Income Fund is non-diversified. Compared to diversified mutual funds, this Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

NEW YORK INVESTMENT RISKS



New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact the NY Tax-Free Money Market Fund's or NY Municipal Income Fund's portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interest, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

What Do Shares Cost?



You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds offer Class A Shares. Only Large Cap Value Fund and Large Cap Growth Fund offer Class B Shares. The differences between the two relate to the timing and amount of asset based sales charge an investor bears directly or indirectly as a shareholder. When the Funds receive your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). The Money Market Funds do not charge front-end sales charges. Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share.



The value of Shares of the Income and Equity Funds is generally determined based upon the market value of portfolio securities. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If an Equity Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange Shares.

NAV for the Income and Equity Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for the Money Market Funds is determined at 12:00 p.m. (Eastern time), 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

Each Fund's current NAV and/or public offering price may be found in the mutual funds section of certain local newspapers under Vision Funds.

The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

The maximum front-end sales charge that you will pay on an investment in Class A Shares is 5.50% on Equity Funds and 4.50% on the Income Funds. The Money Market Funds have no front-end sales charge. The maximum contingent deferred sales charge you will pay (at the time of redemption) on Class B Shares of Large Cap Value Fund and Large Cap Growth Fund is 5.00%. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE--CLASS A SHARES

Class A Shares of Large Cap Value Fund, Large Cap Growth Fund, Growth & Income Fund and Capital Appreciation Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:


                                        Sales Charge
                                        as a Percentage     Sales Charge
                                        of Public           as a Percentage

Purchase Amount                         Offering Price      of NAV
Less than $50,000                       5.50%               5.82%
$50,000 but less than $100,000          4.25%               4.44%
$100,000 but less than $250,000         3.25%               3.36%
$250,000 but less than $500,000         2.25%               2.30%
$500,000 but less than $1 million       2.00%               2.04%
$1 million or greater                   0.00%               0.00%

Class A Shares of U.S. Government Securities Fund and New York Municipal Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:


                                        Sales Charge
                                        as a Percentage     Sales Charge
                                        of Public           as a Percentage

Purchase Amount                         Offering Price      of NAV
Less than $100,000                      4.50%               4.71%
$100,000 but less than $250,000         3.75%               3.90%
$250,000 but less than $500,000         3.00%               3.09%
$500,000 but less than $1 million       2.00%               2.04%
$1 million or greater                   0.00%               0.00%

The sales charge at purchase may be reduced by:

 . purchasing Shares in greater quantities to reduce the applicable sales charge;

 .  combining concurrent purchases of Shares:

   -- by you, your spouse, and your children under age 21; or

   -- of the same share class of two or more Vision Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Funds for more information).

The sales charge will be eliminated when you purchase Shares:

 .  within 90 days of redeeming Shares of an equal or lesser amount;



 . within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;

 . by exchanging shares from the same share class of another Vision Fund (other than a money market fund);

 . through wrap accounts or other investment programs where you pay the investment professional directly for services;

 . through investment professionals that receive no portion of the sales charge;

 . as a current or retired Director or employee of the Fund, the Adviser, the Distributor, the Sub-adviser and their affiliates, and the immediate family members of these individuals;

 . as an employee of a dealer which has a selling group agreement with the Distributor;

 .  as an investor referred by any sub-adviser to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., or M&T Bank's Mutual Fund Services at the time of purchase. If the Distributor or Mutual Fund Services is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM--CLASS B SHARES

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), as follows:


Shares Held Up To:                  CDSC
1 year                              5.00%
2 years                             4.00%
3 years                             3.00%
4 years                             3.00%
5 years                             2.00%
6 years                             1.00%
7 years or more                     0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

You will not be charged a CDSC when redeeming Class B Shares:

 .  purchased with reinvested dividends or capital gains;



 .  you reinvested within 90 days of a previous redemption;

 . that you exchanged into the same share class of another Vision Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals who did not receive advanced sales payments;

 .  if, after you purchase Shares, you become disabled as defined by the IRS;

 . of Shares held by Directors, employees, and sales representatives of the Funds, the Distributor, or affiliates of the Funds or Distributor, employees of any investment professional that sells Shares of the Funds pursuant to a sales agreement with the Distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons;

 . of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through such entities;

 .  if the redemption qualified under the Systematic Withdrawal Program;

 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 .  if your redemption is a required retirement plan distribution;

 .  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held Class B shares of other Vision Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?

Treasury Money Market Fund and Money Market Fund offer two share classes: Class A Shares and Class S Shares. NY Tax-Free Money Market Fund, U.S. Government Securities Fund, NY Municipal Income Fund, Growth & Income Fund and Capital Appreciation Fund offer one share class: Class A Shares. Large Cap Value Fund and Large Cap Growth Fund offer two share classes: Class A Shares and Class B Shares. Each class represents interests in a single portfolio of securities.

This prospectus relates only to Class A Shares and Class B Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call (800) 836-2211 for more information concerning Class S Shares.



The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

Each Fund (other than the Money Market Funds) has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor for the sale, distribution and customer servicing of the Funds' Class A and Class B Shares. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Adviser, their affiliates or investment professionals for commissions advanced on the sale of Class B Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Funds have no present intention of paying or accruing 12b-1 fees on Class A Shares.



SHAREHOLDER SERVICES



The Funds have adopted a Shareholder Services Plan on behalf of each class of Shares, which is administered by Federated Administrative Services. M&T Bank acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information. The Funds, except for Growth & Income Fund and Capital Appreciation Fund, have no present intention of paying or accruing shareholder servicing fees on Class A Shares.

How to Purchase Shares

You may purchase Shares through M&T Bank, M&T Securities, Inc., or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.



Payment may be made by check or federal funds wire or by debiting your account at M&T Bank or any of its affiliate banks.

Purchase orders for the Money Market Funds must be received by 11:00 a.m. (Eastern time) to receive that day's dividend. For settlement of an order to occur, payment must be received by wire by 3:00 p.m. (Eastern time) that same day.

Purchase orders for the Income and Equity Funds must be received by 4:00 p.m. (Eastern time) in order to receive that day's NAV. Purchase orders through Automated Clearing House (ACH) must be received by 3:00 p.m. (Eastern time). For settlement of an order to occur, payment must be received on the next business day following the order.

Where a Fund offers more than one Share Class and you do not specify the Class choice on your form of payment, you automatically will receive Class A Shares. The Funds reserve the right to reject any purchase request. The Funds do not issue share certificates.

THROUGH M&T BANK

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368).

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. (M&T Securities) call (800) 724-5445.

THROUGH AN AUTHORIZED DEALER

Contact your Authorized Dealer for specific instructions on how to purchase Shares.

PAYMENT BY CHECK

To purchase Shares of the Funds for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

   Vision Group of Funds, Inc.
   P.O. Box 4556
   Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

Shares of the Money Market Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.

PAYMENT BY WIRE



You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds' bank through the Federal Reserve System. Wire orders will only be accepted on days on which the Funds, M&T Bank and the Federal Reserve wire system are open.

Money Market Funds

Call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 11:00 a.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received that same day. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day.

Income and Equity Funds

Call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day.

PAYMENT BY TRANSFER

To purchase Shares of the Funds by transferring money from your bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks.

Money Market Funds

To place an order, call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 11:00 a.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account on that same day.

Income and Equity Funds

To place an order, call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account on the next business day.

Your purchase of Shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

THROUGH AN EXCHANGE

You may purchase Shares of the Funds through an exchange from the same Share class of another Vision Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. NY Tax-Free Money Market Fund and NY Municipal Income Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax adviser.

How to Redeem Shares

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form less any applicable CDSC. Shares may be redeemed directly from the Funds by telephone or by mail.

BY TELEPHONE



To redeem Shares by telephone, call M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368). The proceeds will be wired to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank account that is a member of the Federal Reserve System. Redemptions by wire can only be made on days the Federal Reserve wire system, M&T Bank and the Funds are open for business.

Money Market Funds

If you call before 11:00 a.m. (Eastern time) proceeds will be wired the same day, but you will not receive that day's dividend. If you call after 11:00 a.m. (Eastern time), you will be paid that day's dividend but proceeds will not be wired to your account until the following business day.

Income and Equity Funds

If you call before 4:00 p.m. (Eastern time) you will receive a redemption amount based on that day's NAV. The proceeds of your redemption request will be wired to your account the next business day.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone/wire redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call M&T Bank's Mutual Fund Services for authorization forms.

M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection.

Shareholders who accept the telephone redemption service authorize the Vision Group of Funds, Inc. and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

You may redeem Shares by sending your written request to:

   Vision Group of Funds, Inc.
   P.O. Box 4556
   Buffalo, New York 14240-4556

Your written request must include your name, the Fund's name and share class, your account number, and the Share or dollar amount you wish to redeem. Please call M&T Bank's Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.

Normally, a check for the proceeds is mailed within one business day but in no event more than seven days, after receipt of a proper written redemption request.

ADDITIONAL CONDITIONS

Signature Guarantees

You must have a signature guarantee on written redemption requests:

 .  when you are requesting a redemption of $50,000 or more;

 . when you want a redemption to be sent to an address other than the one you have on record with the Fund; or

 . when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds



Redemption proceeds for Shares redeemed by mail are normally mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .  to allow your purchase payment to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAMS

Class A Shares



You may automatically redeem Class A Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.



CLASS B SHARES

A CDSC will not be charged on SWP redemptions of Class B Shares if:

 .  Shares redeemed are 12% or less of the account value in a single year;

 .  the account is at least one year old;

 .  all dividends and capital gains distributions are reinvested; and

 .  the account has at least a $10,000 balance when the SWP is established
   (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.

CHECKWRITING

You may request checks to redeem Shares of the Money Market Funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through an investment professional. You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact M&T Bank's Mutual Fund Services.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

How to Exchange Shares

You may exchange Shares of a Fund for the same share class of another Vision Fund at the NAV next determined after the Funds receive the exchange in proper form. You also would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Income or Equity Funds. In addition, you may exchange Class A Shares of the Funds into Class A Shares of Federated International Equity Fund at NAV plus any applicable sales charge.

In order to exchange Shares you must:

 . meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

 . establish an account into the Fund you want to acquire if you do not have an account in that Fund;

 .  ensure that the account registrations are identical;

 .  receive a prospectus for the Fund into which you wish to exchange; and

 . only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call M&T Bank's Mutual Fund Services at (800) 836-2211.

CLASS A SHARE EXCHANGES

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV.

If you paid a sales charge once (included Shares acquired through reinvestment of dividends and capital gains) you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge

If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains.

CLASS B SHARE EXCHANGES

You may exchange Class B Shares from one Fund to another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds' management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Vision Funds.

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in Buffalo, (716) 635-9368).

Money Market Funds

Your telephone instructions must be received by M&T Bank by 11:00 a.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

Income and Equity Funds

Exchange instructions must be received by M&T Bank's Mutual Fund Services and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern

time) for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call M&T Bank's Mutual Fund Services for authorization forms.

Shareholders who accept the telephone exchange service authorize the Vision Group of Funds, Inc. and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

   Vision Group of Funds, Inc.
   P.O. Box 4556
   Buffalo, New York 14240-4556

All written requests must include your name, the Fund's name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

SYSTEMATIC EXCHANGE PROGRAM

You may exchange Shares of a predetermined amount of at least $25 from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges are subject to investment minimums, limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Exchange Program, call M&T Bank's Mutual Fund Services at (800) 836-2211.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS


                                                         Dividends Declared/

Fund                                                     Dividends Paid


Money Market Funds and Income Funds                      Daily/Monthly
Large Cap Value Fund, Large Cap Growth Fund,             Quarterly/Quarterly

 Growth & Income Fund

Capital Appreciation Fund                                Annually/Annually


Dividends (if any) are paid to shareholders invested in a Fund on the record date.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions for the Large Cap Growth Fund and Capital Appreciation Fund are expected to be primarily capital gains. Fund distributions for the Large Cap Value Fund and Growth & Income Fund are expected to be both dividends and capital gains. Fund distributions for the Treasury Money Market Fund, Money Market Fund and U.S. Government Securities Fund are expected to be primarily dividends.

It is anticipated that distributions for the NY Tax-Free Money Market Fund and the NY Municipal Income Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each Fund's dividends will be exempt from New York state personal income tax to the extent that they are derived from interest on obligations exempt from New York personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&T Bank. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo,
New York 14240.     The Adviser is the principal banking subsidiary of M&T Bank
Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses through New York State. As of June 30, 1999, M&T Bank had over $4.67 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of June 30, 1999, M&T Bank managed $1.63 billion in net assets of money market fund and $274 million in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship
will not be a factor in the selection of securities.      For its services under
an Advisory Contract, the Adviser receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:


Fund Name                                                      Advisory Fee
Each Money Market Fund                                         0.50%
Each Income Fund                                               0.70%
Large Cap Value Fund                                           0.70%
Large Cap Growth Fund                                          0.85%
Growth & Income Fund                                           0.70%
Capital Appreciation Fund                                      0.85%

The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

SUB-ADVISER



The Adviser has delegated daily management of the NY Tax-Free Money Market Fund to the sub-adviser, Federated Investment Management Company (FIMCO). FIMCO has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. FIMCO is a registered investment adviser and a subsidiary of Federated. FIMCO and other subsidiaries of Federated advise more than 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. For its services FIMCO receives a fee based upon a percentage of each Fund's average daily net assets which is paid by the Adviser and not by the Fund. The sub-adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

PORTFOLIO MANAGERS

The U.S. Government Securities Fund and New York Municipal Income Fund are managed by Thomas R. Pierce. Mr. Pierce has been the portfolio manager of the U.S. Government Securities Fund and New York Municipal Income Fund since March 1995. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.



Robert J. Truesdell has supervised the investment management of the U.S. Government Securities Fund and New York Municipal Income Fund since their inception. From August 1994 through February 1995, he also served as the portfolio manager of these Funds. In addition to his responsibilities with respect to these Funds, Mr. Truesdell manages individual investment accounts and oversees the investment activities of M&T Bank's money market and fixed income products as well as the money market funds in the Vision Group of Funds, Inc. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. Mr. Truesdell holds an MBA in Accounting from the State University of New York at Buffalo.

The Growth & Income Fund, Capital Appreciation Fund and Large Cap Growth Fund are managed by John J. Clark, III. Mr. Clark has been the portfolio manager of the Growth & Income Fund since September 1998, of the Capital Appreciation Fund since June 1999 and of the Large Cap Growth Fund since its inception in May 1999. Mr. Clark joined M&T Bank as Vice President and Senior Portfolio Manager of M&T Capital Advisors Group in April 1998. Most of his 16-plus years of investment experience took place at Cornell University where he was part of the in-house investment organization where he helped to manage the University's endowment. Immediately prior to joining M&T Bank, Mr. Clark was with Marine Midland Bank as a Senior Portfolio Manager from 1994 to April 1998. Mr. Clark obtained his B.S. from Cornell University and MBA from Virginia Commonwealth University and is also a Chartered Financial Analyst.

The Large Cap Value Fund has been managed since its inception in September 1997 by John E. Leslie III. Mr. Leslie joined M&T Bank in February 1996 as Vice President and Senior Portfolio Manager. His investment experience includes two years with Value Line Asset Management, New York where he was a Senior Portfolio Manager (1994-1996). From 1992 to 1994, Mr. Leslie was an independent consultant designing quantitative equity valuation models and structured investment products. Mr. Leslie obtained his B.A. in Finance from Suffolk University, his MBA from Babson College and is a Chartered Financial Analyst.

Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights are intended to help you understand the financial performance of each Fund's Class A Shares for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. Financial highlights are not presented for Vision Large Cap Growth Fund or for any Class B Shares since they did not have any operations prior to April 30, 1999.



This information has been audited by Ernst & Young, LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report which is available upon request.



Financial Highlights



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                      Net Realized                   Distributions   Distributions    Distributions

              Net Asset           Net Investment      and Unrealized    Total From   From Net        In Excess Of     From Net
Year Ended    Value, beginning    Income              Gain (Loss) on    Investment   Investment      Net Investment   Realized
April 30,     of period           (Operating Loss)    Investments       Operations   Income          Income           Gains
Treasury Money Market Fund A Shares
1995          $ 1.00              0.04                --                0.04         (0.04)          --               --
1996          $ 1.00              0.05                --                0.05         (0.05)          --               --
1997          $ 1.00              0.05                --                0.05         (0.05)          --               --
1998          $ 1.00              0.05                --                0.05         (0.05)          --               --
1999          $ 1.00              0.04                --                0.04         (0.04)          --               --
Money Market Fund A Shares
1995          $ 1.00              0.05                --                0.05         (0.05)          --               --
1996          $ 1.00              0.05                --                0.05         (0.05)          --               --
1997          $ 1.00              0.05                --                0.05         (0.05)          --               --
1998          $ 1.00              0.05                --                0.05         (0.05)          --               --
1999          $ 1.00              0.05                --                0.05         (0.05)          --               --
New York Tax-Free Money Market Fund*

1995          $ 1.00              0.03                --                0.03         (0.03)          --               --
1996          $ 1.00              0.03                --                0.03         (0.03)          --               --
1997          $ 1.00              0.03                --                0.03         (0.03)          --               --
1998          $ 1.00              0.03                --                0.03         (0.03)          --               --
1999          $ 1.00              0.03                --                0.03         (0.03)          --               --
U.S. Government Securities Fund*

1995          $ 9.25              0.56                (0.16)            0.40         (0.56)          --               --
1996          $ 9.09              0.52                 0.22             0.74         (0.52)          --               --
1997          $ 9.31              0.58                (0.03)            0.55         (0.58)          --               --
1998          $ 9.28              0.60                 0.34             0.94         (0.60)          (0.01)(g)
1999          $ 9.61              0.58                (0.08)            0.50         (0.57)          (0.01)(g)        (0.02)
New York Municipal Income Fund*

1995          $ 9.61              0.46                 0.06             0.52         (0.46)          --               --
1996          $ 9.67              0.46                 0.23             0.69         (0.46)          --               --
1997          $ 9.90              0.48                 0.18             0.66         (0.48)          --               --
1998          $10.08              0.46                 0.38             0.84         (0.46)          --               (0.04)
1999          $10.42              0.46                 0.19             0.65         (0.46)          --               (0.09)
Growth and Income Fund*

1995          $ 9.93              0.21                 0.43             0.64         (0.22)          --               --
1996          $10.35              0.13                 2.98             3.11         (0.11)          --               --
1997          $13.35              0.13                 2.35             2.48         (0.13)          --               (0.59)
1998          $15.11              0.11                 4.34             4.45         (0.09)          --               (3.34)
1999          $16.13              0.05                 (1.67)           (1.62)       (0.07)          --               (0.99)

Capital Appreciation Fund*

1997(d)       $10.00              0.02(f)              1.35             1.37         (0.02)          (0.03)(g)        (0.06)
1998          $11.26              (0.07)               4.44             4.37         --              --               (0.86)
1999          $14.77              (0.00)(h)            (3.35)           (3.35)       --              --               (0.38)
Large Cap Value Fund (formerly, Equity Income Fund)*

1998(e)       $ 9.99              0.08                 1.47             1.55         (0.07)          --               --
1999          $11.47              0.19                 0.78             0.97         (0.19)          --               (0.01)



* Shares of these Funds were classified as Class A Shares after April 30, 1999. Equity Income Fund was renamed Large Cap Value Fund on June 21, 1999.



Financial Highlights


                          Ratios to Average Net Assets

                                                                                            Net

                                                                    Net                     Investment     Net Assets,
                                                                    Investment              Income         End

                             Net Asset                              Income       Expenses   (Operating     Of Period

Year Ended   Total           Value, End   Total                     (Operating   (after     Loss) (after   (000          Portfolio
April 30,    Distributions   of period    Return(a)   Expenses(c)   Loss)(c)     waivers)   waivers)       Omitted)      Turnover
Treasury Money Market Fund A Shares
1995         (0.04)          $ 1.00       4.57%       0.70%         4.34%        0.51%      4.53%          $210,526      --
1996         (0.05)          $ 1.00       5.25%       0.66%         5.01%        0.57%      5.10%          $372,884      --
1997         (0.05)          $ 1.00       4.82%       0.68%         4.65%        0.58%      4.75%          $373,485      --
1998         (0.05)          $ 1.00       4.98%       0.67%         4.88%        0.59%      4.96%          $441,422      --
1999         (0.04)          $ 1.00       4.54%       0.67%         4.41%        0.59%      4.49%          $498,548      --
Money Market Fund A Shares
1995         (0.05)          $ 1.00       4.77%       0.70%         4.61%        0.51%      4.80%          $431,316      --
1996         (0.05)          $ 1.00       5.33%       0.69%         5.08%        0.58%      5.19%          $489,229      --
1997         (0.05)          $ 1.00       4.93%       0.71%         4.67%        0.61%      4.77%          $599,817      --
1998         (0.05)          $ 1.00       5.11%       0.69%         4.95%        0.64%      5.00%          $686,259      --
1999         (0.05)          $ 1.00       4.76%       0.68%         4.59%        0.63%      4.64%          $932,896      --
New York Tax-Free Money Market Fund*

1995         (0.03)          $ 1.00       2.84%       0.92%         2.24%        0.40%      2.76%          $ 41,238      --
1996         (0.03)          $ 1.00       3.20%       0.86%         2.76%        0.48%      3.14%          $ 65,763      --
1997         (0.03)          $ 1.00       2.96%       0.85%         2.60%        0.50%      2.95%          $ 56,618      --
1998         (0.03)          $ 1.00       3.14%       0.78%         2.81%        0.50%      3.09%          $ 73,345      --
1999         (0.03)          $ 1.00       2.75%       0.72%         2.55%        0.58%      2.69%          $110,291      --
U.S. Government Securities Fund*

1995         (0.56)          $ 9.09       4.59%       1.44%         5.19%        0.43%      6.20%          $ 29,573      78%
1996         (0.52)          $ 9.31       8.10%       1.33%         5.24%        1.16%      5.41%          $ 34,492      132%
1997         (0.58)          $ 9.28       6.05%       1.31%         6.03%        1.11%      6.23%          $ 44,485      121%
1998         (0.61)          $ 9.61       10.42%      1.12%         6.21%        1.03%      6.30%          $ 53,922      70%
1999         (0.60)          $ 9.51       5.31%       0.97%         5.90%        0.92%      5.95%          $ 64,100      68%
New York Municipal Income Fund*

1995         (0.46)          $ 9.67       5.58%       1.52%         3.68%        0.40%      4.80%          $ 27,346      51%
1996         (0.46)          $ 9.90       7.18%       1.38%         4.26%        1.04%      4.60%          $ 32,621      113%
1997         (0.48)          $10.08       6.76%       1.39%         4.36%        1.01%      4.74%          $ 35,480      79%
1998         (0.50)          $10.42       8.37%       1.27%         4.04%        0.96%      4.35%          $ 43,456      45%
1999         (0.55)          $10.52       6.37%       1.02%         4.18%        0.82%      4.38%          $ 52,860      44%
Growth and Income Fund*

1995         (0.22)          $10.35       6.61%       1.43%         1.20%        0.47%      2.16%          $ 39,358      79%
1996         (0.11)          $13.35       30.18%      1.16%         1.09%        1.16%      1.09%          $ 65,119      77%
1997         (0.72)          $15.11       18.61%      1.14%         0.87%        1.14%      0.87%          $114,090      134%
1998         (3.43)          $16.13       31.40%      1.21%         0.65%        1.21%      0.65%          $143,404      88%
1999         (1.06)          $13.45       (9.26%)     1.20%         0.32%        1.20%      0.32%          $ 82,203      145%
Capital Appreciation Fund*

1997(d)      (0.11)          $11.26       13.97%      1.84%(b)      (0.78%)(b)   0.88%(b)   0.18%(b)       $ 33,440      41%
1998         (0.86)          $14.77       40.07%      1.51%         (0.65%)      1.50%      (0.64%)        $ 75,095      86%
1999         (0.38)          $11.04       (22.67%)    1.50%         (0.80%)      1.50%      (0.80%)        $ 31,329      132%
Large Cap Value Fund (formerly, Equity Income Fund)*

1998(e)      (0.07)          $11.47       15.51%      1.60%(b)      0.89%(b)     1.08%(b)   1.41%(b)       $ 37,403      11%
1999         (0.20)          $12.24       8.59%       1.02%         1.67%        1.02%      1.67%          $ 45,582      55%



(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(b) Computed on an annualized basis.



(c) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.



(d) Reflects operations for the period from July 3, 1996 (date of initial public investment) to April 30, 1997.



(e) Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.



(f) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.



(g) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal tax purposes.



(h) Per share amount does not round to $0.01.



Vision Treasury Money
Market Fund

CLASS A SHARES

Vision Money Market Fund

CLASS A SHARES

Vision New York Tax-Free
Money Market Fund

CLASS A SHARES

Vision U.S. Government
Securities Fund

CLASS A SHARES

Vision New York Municipal
Income Fund

CLASS A SHARES

Vision Growth & Income Fund

CLASS A SHARES

Vision Capital Appreciation Fund

CLASS A SHARES

Vision Large Cap Value Fund

(formerly, Vision Equity Income Fund)

CLASS A SHARES AND CLASS B SHARES

Vision Large Cap Growth Fund

CLASS A SHARES AND CLASS B SHARES

AUGUST 31, 1999



A Statement of Additional Information (SAI) dated August 31, 1999, is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the Funds' SAI and Annual and SemiAnnual Reports to shareholders. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports and other information without charge call (800) 836-2211.

You can obtain information about the Funds by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

SEC File No. 811-5514

    Cusip 92830F109 Cusip 92830F307 Cusip 92830F208 Cusip 92830F406 Cusip
92830F505 Cusip 92830F604 Cusip 92830F703 Cusip 92830F802 Cusip 92830F851

G00157-01 (8/99)

PROSPECTUS

Vision Group of Funds, Inc.



Vision Treasury Money Market Fund
Vision Money Market Fund



CLASS S SHARES

Mutual fund shares are not bank deposits, not FDIC insured, not guaranteed and may lose value.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Goals, Strategies, Risks and Performance                      1


What are the Funds' Fees and Expenses?                             3

What are the Funds' Main Investments and Investment Techniques?    3
Specific Risks of Investing in the Funds                           4
What do Shares Cost?                                               5
How are the Funds Sold?                                            5
How to Purchase Shares                                             6
How to Redeem Shares                                               7
How to Exchange Shares                                             8
Account and Share Information                                      9
Who Manages the Funds?                                             9
Financial Information                                              9

AUGUST 31, 1999

Fund Goals, Strategies, Risks and Performance



The Vision Group of Funds, Inc. (the "Corporation") offers nine portfolios, including three Money Market Funds, two Income Funds and four Equity Funds. The Corporation also offers another portfolio under a separate prospectus, Vision Mid Cap Stock Fund. The following describes the investment goals, strategies and principal risks of two of the Money Market Funds: Vision Treasury Money Market Fund and Vision Money Market Fund. There can be no assurance the a Fund will achieve its goal, however, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

VISION TREASURY MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund pursues its goal by investing in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

VISION MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal by investing in high quality money market instruments.

Strategy



The Fund pursues its goal by investing primarily in a broad range of short-term debt obligations issued by the U.S. government, banks and corporations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

INVESTMENT STRATEGIES, RATINGS AND LIMITATIONS

Money Market Funds are subject to strict regulatory limitations on their permissible investments, which are designed to allow the funds to maintain a stable share price of $1.00. These limitations govern diversification (how much of their assets can be invested in any one issuer), credit quality, and length of maturity. For example the securities in which the Funds invest must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

PRINCIPAL RISKS OF THE FUNDS

The Class S Shares offered by this prospectus are not deposits or obligations of M&T Bank, are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Funds attempt to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Funds.

Money Market Risks

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Any of these risks may have an adverse effect on a Fund's total return and yield.


PERFORMANCE



On the following pages are performance information for the Funds. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the
current 7-Day Net Yields, call (800) 836-2211.     The total return information
is given for the Funds' Class A Shares which are not offered in this prospectus. The Funds' Class S Shares would have had similar annual returns to those shown because the Shares are invested in the same portfolio of securities. The annual returns for Class S Shares would be lower because they bear certain additional
expenses.      Bar Charts

The bar chart represents the calendar year performance of Class A Shares of each Fund (which is the share class with the longest operating history). Also provided is the best and worst calendar quarter performance for Class A Shares.



Average Annual Total Return

Following the bar chart is a performance table showing the Average Annual Total Return for the Class A Shares of the Funds.



Total Return Bar Chart and Table



Following the bar chart is a performance table showing the Average Annual Total Return for Class A Shares of the Funds for the calendar year ended December 31.


[GRAPH APPEARS HERE]

The Fund's Class A Shares Total Return from January 1, 1999 to June 30, 1999 was 2.04%.

Best quarter                     (2Q89)           2.17%
Worst quarter                    (2Q93)           0.68%

7-Day Net Yield

(as of December 31, 1998)                         4.14%

Average Annual Total Return/1/
(for the periods ended December 31, 1998)

                                             Class A Shares

1 Year                                           4.80%
5 Years                                          4.75%
10 Years                                         5.10%

1 Historically, the Fund has maintained a consistent $1.00 net asset value per share.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.



Total Return Bar Chart and Table



[GRAPH APPEARS HERE]

The Fund's Class A Shares Total Return from January 1, 1999 to June 30, 1999 was 2.16%.

Best quarter                     (2Q89)           2.31%
Worst quarter                    (2Q93)           0.71%

7-Day Net Yield

(as of December 31, 1998)                         4.53%

Average Annual Total Return/1/
(for the periods ended December 31, 1998)

                                           Class A Shares

1 Year                                         4.98%
5 Years                                        4.89%
10 Years                                       5.29%

1 Historically, the Fund has maintained a consistent $1.00 net asset value per share.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.



What are the Funds' Fees and Expenses?



These tables describe the fees and expenses that you may pay if you buy and hold Class S Shares of the Funds.



                                                                                                           Treasury        Money
                                                                                                             Money        Market

                                                                                                          Market Fund      Fund


Shareholder Fee

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases or Redemptions (as a percentage of offering price)             None          None

Annual Fund Operating Expenses (Before Waivers)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee2                                                                                                 0.50%        0.50%
Distribution (12b-1) Fee                                                                                        0.25%        0.25%
Shareholder Services Fees3                                                                                      0.25%        0.25%
Other Expenses                                                                                                  0.17%        0.18%
Total Annual Fund Operating Expenses                                                                            1.17%        1.18%
1 Although not contractually obligated to do so, the investment adviser and shareholder services provider waived certain amounts during the past fiscal year. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 1999.

Total Waiver of Fund Expenses                                                                                   0.33%        0.30%
Total Annual Operating Expenses (after waiver)                                                                  0.84%        0.88%
2 The Adviser voluntarily waived a portion of the maximum management fee shown in the table. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Money Market and
  Treasury Money Market (after the voluntary waiver) was 0.45% and 0.42%, respectively for the year ended April 30, 1999.

3The Funds did not pay or accrue the shareholder services fee during the fiscal year ended April 30, 1999. The Funds Class S Shares do not anticipate accruing or paying shareholder servicing fees for the fiscal year ending April 30, 2000.
 However, the table must show the maximum shareholder services fee the Funds would be able to pay.


EXAMPLE

The following Example is intended to help you compare the cost of investing in Class S Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Shares operating expenses are before waivers as shown in the Tables and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                1 Year       3 Years      5 Years      10 Years
Money Market Fund                $120          $375         $649         $1,432
Treasury Money Market Fund       $119          $372         $644         $1,420


What are the Funds' Main Investments and Investment Techniques?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Specific Risks of Investing in the Funds

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase.

The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

What do Shares Cost?



You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. Purchase and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When the Funds receive your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). NAV for the Funds is determined at 12:00 p.m. (Eastern time), 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds do not charge front-end sales charges. Each Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25.



The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.

How are the Funds Sold?

The Funds offer two share classes: Class A Shares and Class S Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Class S Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call (800) 836-2211 for more information concerning Class A Shares.

The Funds' Distributor markets the Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as a Sweep Account offered by M&T Bank, any of its affiliates and certain other financial service organizations, such as banks or broker-dealers (Service Organizations). If you invest in Class S Shares through a Sweep Account you will receive Sweep Account materials describing the various features and operations of the Sweep Account from M&T Bank or your Service Organization. The Sweep Account materials should be reviewed in conjunction with this prospectus.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor, the Adviser, their affiliates or investment professionals for the sale, distribution and customer servicing of the Funds' Class S Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.



SHAREHOLDER SERVICES

The Funds have adopted a Shareholder Services Plan on behalf of Class S Shares, which is administered by Federated Administrative Services. M&T Bank acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information. The Funds have no present intention of paying or accruing shareholder servicing fees on Class S Shares.



How to Purchase Shares

You may purchase Shares through M&T Bank or M&T Securities, Inc., at the NAV next determined after the purchase order is received.

To make an initial investment in Class S Shares of the Funds, you must open an account by completing the account application form. Sweep Account customers will also need to complete a Cash Sweep Agreement. Information needed to open your account may be taken over the telephone. To apply by phone or to get help in completing the enclosed application, call M&T Bank's Mutual Fund Services at
(800) 836-2211 (in the Buffalo area, phone (716) 635-9368). Sweep Account customers may telephone (800) 724-2240.

Payment may be made by check or federal funds wire or by debiting your account at M&T Bank or any of its affiliate banks.

Purchase orders for the Funds must be received by 11:00 a.m. (Eastern time) to receive that day's dividend. For settlement of an order to occur, payment must be received that same day.

The Funds reserve the right to reject any purchase request.

THROUGH M&T BANK

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368).

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. call (800) 724-5445.

PAYMENT BY CHECK

To purchase Shares of the Funds for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

 Vision Group of Funds, Inc.
 P.O. Box 4556
 Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

Shares of the Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.

PAYMENT BY WIRE



You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds' bank through the Federal Reserve System. Wire orders will only be accepted on days on which the Funds, M&T Bank and the Federal Reserve wire are
open.      Call M&T Bank's Mutual Fund Services or a representative of M&T
Securities before 11:00, a.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received that same day. Shares of purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day.

PAYMENT BY TRANSFER

To purchase Shares of the Funds by transferring money from your bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks.

To place an order, call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 11:00 a.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account on that same day. Sweep Account customers should refer to their Cash Sweep Agreement.

Your purchase of Shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

THROUGH AN EXCHANGE

You may purchase Shares of the Funds through an exchange from the same Share class of another Vision Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. For further details, contact the Funds and consult a tax adviser.

How to Redeem Shares

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed directly from the Funds by telephone or by mail. Sweep Account customers should refer to their Cash Sweep Agreement.

BY TELEPHONE



To redeem Shares by telephone, call M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368). The proceeds will be wired to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank account that is a member of the Federal Reserve System. Redemptions by wire can only be made on days the Federal Reserve wire system, M&T Bank and the Funds are open for business.



If you call before 11:00 a.m. (Eastern time) proceeds will be wired the same day, but you will not receive that day's dividend. If you call after 11:00 a.m. (Eastern time), you will be paid that day's dividend but proceeds will not be wired to your account until the following business day.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone/wire redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call M&T Bank's Mutual Fund Services for authorization forms.

M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection.

Shareholders who accept the telephone redemption service authorize the Vision Group of Funds, Inc. and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

You may redeem Shares by sending your written request to:

 Vision Group of Funds, Inc.
 P.O. Box 4556
 Buffalo, New York 14240-4556

Your written request must include your name, the Fund's name and share class, your account number, and the Share or dollar amount you wish to redeem. Please call M&T Bank's Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.

Normally, a check for the proceeds is mailed within one business day but in no event more than seven days, after receipt of a proper written redemption request.

ADDITIONAL CONDITIONS

Signature Guarantees

You must have a signature guarantee on written redemption requests:

 .  when you are requesting a redemption of $50,000 or more;
 .  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or

 . when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by mail are normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .  to allow your purchase payment to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAMS

You may automatically redeem Class S Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call M&T Bank's Mutual Fund Services at
(800) 836-2211.

CHECKWRITING

You may request checks to redeem Shares of the Funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. Checkwriting privileges are not available to Sweep Account customers. The ability to redeem Shares by check may not be available when establishing an account through an investment professional. You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact M&T Bank's Mutual Fund Services.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

How to Exchange Shares

You may exchange Class S Shares of a Fund for the same share class of another Vision Fund at the NAV next determined after the Fund receives the exchange request in proper form. Presently, the only Vision Funds which offer Class S Shares are the Treasury Money Market Fund and the Money Market Fund.

In order to exchange Shares you must:

 . meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

 . establish an account into the Fund you want to acquire if you do not have an account in that Fund;

 .  ensure that the account registrations are identical;
 . receive a prospectus for the Fund into which you wish to exchange; and . only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call M&T Bank's Mutual Fund Services at (800) 836-2211.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds' management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Vision Funds.

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in Buffalo, (716) 635-9368).

Your telephone instructions must be received by M&T Bank by 11:00 a.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call M&T Bank's Mutual Fund Services for authorization forms.

Shareholders who accept the telephone exchange service authorize the Vision Group of Funds, Inc. and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

 Vision Group of Funds, Inc.
 P.O. Box 4556
 Buffalo, New York 14240-4556

All written requests must include your name, the Fund's name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

SYSTEMATIC EXCHANGE PROGRAM

You may exchange Shares of a predetermined amount of at least $25 from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges are subject to investment minimums and limitations as described above. For more information and an application form for the Systematic Exchange Program, call M&T Bank's Mutual Fund Services at (800) 836-2211.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid. The Funds declare dividends daily and pay them monthly. Dividends (if any) are paid to shareholders invested in a Fund on the record date.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining account with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions for the Funds are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&T Bank. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo,
New York 14240.     The Adviser is the principal banking subsidiary of M&T Bank
Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses through New York State. As of June 30, 1999, M&T Bank had over $4.67 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of June 30, 1999, M&T Bank managed $1.63 billion in net assets of money market funds and $274 million in the net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Adviser is entitled to receive an annual Advisory Fee from the Funds, equal to 0.50% of each Fund's average daily net assets.

Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights are intended to help you understand the financial performance of each Fund's Class S Shares since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Ernst & Young, LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report which is available upon request.


Vision Money Market Funds

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





Year Ended                                                         Net Asset       Net         Distributions to     Net Asset
April 30,                                                           Value,      Investment    Shareholders from     Value, end

                                                                   beginning      Income        Net Investment      of period
                                                                   of period                        Income

Money Market Fund S Shares

1999 (a)                                                               $1.00          0.04                (0.04)         $1.00
Treasury Money Market Fund S Shares
1999 (a)                                                               $1.00          0.04                (0.04)         $1.00


                                                                  Ratios to Average Net Assets

Year Ended                              Total         Expenses(d)       Net          Expenses           Net         Net Assets,
April 30,                             Return(b)                      Investment  (after waivers)     Investment    end of period

                                                                     Income(d)                         Income      (000 omitted)
                                                                                                  (after waivers)

Money Market Fund S Shares

1999 (a)                                3.98%     0.93%(c)         4.37%(c)     0.88%(c)         4.42%(c)                $16,368
Treasury Money Market Fund S Shares
1999 (a)                                3.77%     0.92%(c)         4.09%(c)     0.84%(c)         4.17%(c)                $21,153




(a) Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charges, if applicable.

(c) Computed on an annualized basis.

(d) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.




Vision Treasury Money Market Fund
Vision Money Market Fund

CLASS S SHARES


AUGUST 31, 1999



A Statement of Additional Information (SAI) dated August 31, 1999, is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the Funds' SAI and Annual and SemiAnnual Reports to shareholders. To obtain the SAI, the Annual and Semi-Annual Reports and other information without charge call (800) 836-2211.

You can obtain information about the Funds by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations
and copying charges.      SEC File No. 811-5514     Cusip92830F885 Cusip
92830F877      G00157-03 (8/99)

                           VISION GROUP OF FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 31, 1999

                        VISION TREASURY MONEY MARKET FUND

                        CLASS A SHARES AND CLASS S SHARES

                            VISION MONEY MARKET FUND

                        CLASS A SHARES AND CLASS S SHARES

                   VISION NEW YORK TAX-FREE MONEY MARKET FUND

                                 CLASS A SHARES

                     VISION U.S. GOVERNMENT SECURITIES FUND

                                 CLASS A SHARES

                      VISION NEW YORK MUNICIPAL INCOME FUND

                                 CLASS A SHARES

                           VISION LARGE CAP VALUE FUND

                      (formerly, Vision Equity Income Fund)

                        CLASS A SHARES AND CLASS B SHARES

                          VISION LARGE CAP GROWTH FUND

                        CLASS A SHARES AND CLASS B SHARES

                           VISION GROWTH & INCOME FUND

                                 CLASS A SHARES

                        VISION CAPITAL APPRECIATION FUND

                                 CLASS A SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for the Funds dated August 31, 1999.

     This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectuses or the Annual Reports without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).

CONTENTS

HOW ARE THE FUNDS ORGANIZED?                                             1
SECURITIES IN WHICH THE FUNDS INVEST                                     1
SECURITIES DESCRIPTIONS AND TECHNIQUES                                   4
INVESTMENT RISKS                                                        11


FUNDAMENTAL INVESTMENT OBJECTIVES                                       14
INVESTMENT LIMITATIONS                                                  15
DETERMINING MARKET VALUE OF SECURITIES                                  19
WHAT DO SHARES COST?                                                    20
HOW ARE THE FUNDS SOLD?                                                 21
EXCHANGING SECURITIES FOR SHARES                                        22
SUBACCOUNTING SERVICES                                                  22
REDEMPTION IN KIND                                                      22
ACCOUNT AND SHARE INFORMATION                                           22
TAX INFORMATION                                                         23
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?                         24
FEES PAID BY THE FUNDS FOR SERVICES                                     27
HOW DO THE FUNDS MEASURE PERFORMANCE?                                   28
FINANCIAL INFORMATION                                                   33
INVESTMENT RATINGS                                                      34
ADDRESSES                                                        BACK COVER PAGE

CUSIPS  9283OF109

            9283OF307
            9283OF208
            9283OF406
            9283OF505
            9283OF604
            9283OF703
            9283OF802
            9283OF851

PRODUCT CODE (8/99)

2

HOW ARE THE FUNDS ORGANIZED?



Each Fund is a diversified portfolio of Vision Group of Funds, Inc. (Corporation) except for NY Municipal Income Fund which is a non-diversified portfolio of the Corporation. The Corporation is an open-end, management investment company that was established as a Corporation under the laws of the State of Maryland on February 23, 1988. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Directors (the Board) has established three classes of shares of the Funds, known as Class A Shares, Class B Shares and Class S Shares (Shares). This SAI relates to all three classes of Shares. All Funds offer Class A Shares. Only Large Cap Value Fund and Large Cap Growth Fund offer Class B Shares. Only Treasury Money Market Fund and Money Market Fund offer Class S Shares. NY Municipal Income Fund changed its name from the Vision New York Tax Free Fund on September 29, 1997. The Large Cap Value Fund changed its name from the Vision Equity Income Fund on June 21, 1999. The Funds' investment adviser is Manufacturers and Traders Trust Company (M&T Bank) (Adviser). The sub-adviser for the NY Tax-Free Money Market Fund is Federated Investment Management Company.

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;

A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

MONEY MARKET FUNDS AND INCOME FUNDS



------------------------------------- --------------- ------------ -------------- ------------ --------------
                                         TREASURY        MONEY      NY TAX-FREE   GOVERNMENT   NY MUNICIPAL
                                       MONEY MARKET   MARKET FUND  MONEY MARKET   SECURITIES    INCOME FUND

                                           FUND                        FUND          FUND
------------------------------------- --------------- ------------ -------------- ------------ --------------
FIXED INCOME SECURITIES                      P             P             P             P             A

-------------------------------------                 ------------ --------------              --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Treasury Securities                       P              A             A             P             A

-------------------------------------                              --------------              --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Agency Securities                         N              P             A             P             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Corporate Debt Securities1                N              P             N             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Commercial Paper2                         N              A             A             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Demand Instruments3                       N              A             N             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Taxable Municipal Securities              N              N             N             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ --------------              --------------
  Mortgage Backed Securities                N              N             N             P             N

------------------------------------- --------------- ------------ --------------              --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Asset Backed Securities4                  N              N             N             A             N

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Zero Coupon Securities                    N              N             N             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Bank Instruments5                         N              A             A             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Credit Enhancement                        N              A             A             N             N

------------------------------------- --------------- ------------ -------------- ------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
TAX EXEMPT SECURITIES6                      N              N             P             N             P

------------------------------------- --------------- ------------                ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  General Obligation Bonds                  N              N             P             N             A

------------------------------------- --------------- ------------                ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Special Revenue Bonds                     N              N             P             N             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Tax Increment Financing Bonds             N              N             A             N             A

------------------------------------- --------------- ------------                ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Municipal Notes                           N              N             P             N             A

------------------------------------- --------------- ------------                ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Variable Rate Demand Instruments          A              A             P             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Municipal Leases                          N              N             A             N             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
DERIVATIVE CONTRACTS                        N              N             N             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Futures Contracts                         N              N             N             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Options                                   N              N             N             A             A

-------------------------------------                 ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
SPECIAL TRANSACTIONS                        P              A             A             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
-------------------------------------                 ------------ -------------- ------------ --------------
  Repurchase Agreements                     P              A             A             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Reverse Repurchase Agreements             A              A             A             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Delayed Delivery Transactions7            A              A             A             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Securities Lending                        N              N             N             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
  Asset Coverage                            A              A             A             A             A

------------------------------------- --------------- ------------ -------------- ------------ --------------
------------------------------------- --------------- ------------ -------------- ------------ --------------
INVESTING IN SECURITIES OF OTHER            N              N             A             A             A

INVESTMENT COMPANIES

------------------------------------- --------------- ------------ -------------- ------------ --------------







49






EQUITY FUNDS


------------------------------------- ---------------- ---------------- ---------------- ---------------
                                         LARGE CAP        LARGE CAP        GROWTH &         CAPITAL
                                        VALUE FUND       GROWTH FUND      INCOME FUND     APPRECIATION

                                                                                              FUND
------------------------------------- ---------------- ---------------- ---------------- ---------------
EQUITY SECURITIES                            P                P                P               P

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Common Stocks                              P                P                P               P

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Preferred Stocks                           P                P                P               P

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Real Estate Investment Trusts              A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Warrants8                                  A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
FIXED INCOME SECURITIES9                     A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Treasury Securities                        A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Agency Securities                          A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Corporate Debt Securities1                 A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Commercial Paper2                          A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Demand Instruments3                        A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Mortgage Backed Securities                 A                A                A               N

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Asset Backed Securities4                   A                A                A               N

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Zero Coupon Securities                     A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Bank Instruments                           A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
CONVERTIBLE SECURITIES10                     A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
TAX EXEMPT SECURITIES6                       A                A                A               N

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Variable Rate Demand Instruments           A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
FOREIGN SECURITIES                           A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Depository Receipts11                      A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
DERIVATIVE CONTRACTS                         A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Futures Contracts                          A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Options                                    A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
SPECIAL TRANSACTIONS                         A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Repurchase Agreements                      A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Reverse Repurchase Agreements              A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Delayed Delivery Transactions7             A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Securities Lending                         A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
  Asset Coverage                             A                A                A               A

------------------------------------- ---------------- ---------------- ---------------- ---------------
------------------------------------- ---------------- ---------------- ---------------- ---------------
INVESTING IN SECURITIES OF OTHER             A                A                A               A

INVESTMENT COMPANIES

------------------------------------- ---------------- ---------------- ---------------- ---------------



1. Rated in the top four rating categories (with respect to the Money Market Funds, rated in the top two rating categories) of an NRSRO, or, if unrated, of comparable quality as determined by the Adviser or sub-adviser.

2. With respect to the Income Funds, rated at the time of purchase no less than P-1, A-1 or F-1 by Moody's, S&P or Fitch, respectively, or, if unrated, of comparable quality as determined by the Adviser. With respect to the Money Market Funds, rated at the time of purchase A-2 or better by S&P or Prime-2 or better by Moody's or, if not rated, of comparable quality as determined by the Adviser or sub-adviser.

3. With respect to the Government Fund, rated at the time of purchase Aaa, Aa, or A by Moody's Investors Service, or AAA, AA, or A by Standard & Poor's or by Fitch IBCA, Inc., or, if unrated, of comparable quality as determined by the Adviser.

4. Government Securities Fund and Large Cap Value Fund may invest in asset-backed securities which, at the time of purchase, are rated in the top three rating categories by an NRSRO, and the Growth & Income Fund may invest in such securities, which, at the time of purchase, are rated in the top four rating categories by an NRSRO.

5. The Money Market Fund may make interest-bearing savings deposits in commercial banks and savings banks not in excess of 5% of the Fund's total assets. The Money Market Fund may not invest more than 25% of the value of its total assets at the time of purchase in U.S. dollar-denominated obligations of foreign banks and foreign branches of U.S. banks.

6. Which are in one of the top four rating categories of a nationally recognized statistical rating organization (NRSRO) (top two with respect to NY Tax-Free Money Market Fund).

7. The Income and Equity Funds do not intend to engage in such transactions to an extent that would cause the segregation of more than 20% of the total value of the Funds' assets. Under normal market conditions, the Money Market Funds will not purchase such securities in excess of 25% of the value of their total assets.

8. The Funds, except Capital Appreciation Fund, do not have a present intent to invest more than 5% of its net assets in warrants. 9. The Large Cap Value Fund may invest up to 35% of the value of its total assets in debt obligations. 10. The Equity Funds may invest in convertible securities rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein. 11. The Growth & Income Fund, Capital Appreciation Fund and Large Cap Value Fund may not invest more than 25% of its total assets in ADRs. The Growth & Income Fund and

    Large Cap Value Fund may invest up to 20% of its total assets in other securities of foreign issuers (Non-ADRs) and the Capital Appreciation Fund may not invest more than 5% of its total assets in Non-ADRs.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

    COMMON STOCKS

    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    PREFERRED STOCKS

    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

    REAL ESTATE INVESTMENT TRUSTS (REITS)

    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    WARRANTS

    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

    AGENCY SECURITIES

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

    The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

    CORPORATE DEBT SECURITIES

    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

    COMMERCIAL PAPER

    Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

    DEMAND INSTRUMENTS

    Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

    MUNICIPAL SECURITIES

    Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

    MORTGAGE BACKED SECURITIES

    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

    Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the PREPAYMENT RISKS of the underlying mortgages.

        COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

        CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

           SEQUENTIAL CMOS

           In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

           PACS, TACS AND COMPANION CLASSES

           More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.

           This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

           IOS AND POS

           CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

           FLOATERS AND INVERSE FLOATERS

           Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

           Z CLASSES AND RESIDUAL CLASSES

           CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

           The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

    ASSET BACKED SECURITIES

    Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

    BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

    ZERO COUPON SECURITIES

    Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

    There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

    CREDIT ENHANCEMENT

    Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

    GENERAL OBLIGATION BONDS

    General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

    SPECIAL REVENUE BONDS

    Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds.

    Therefore, a shortfall in the tolls normally would result in a default on the bonds.

        PRIVATE ACTIVITY BONDS

        Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

    TAX INCREMENT FINANCING BONDS

    Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

    MUNICIPAL NOTES

    Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

    VARIABLE RATE DEMAND INSTRUMENTS

    Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

    MUNICIPAL LEASES

    Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

    A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

     | it is organized under the laws of, or has a principal office located in, another country;

     | the principal trading market for its securities is in another country; or

     | it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

    DEPOSITARY RECEIPTS

    Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

    FOREIGN GOVERNMENT SECURITIES

    Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

    Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

    The Funds may buy/sell financial futures contracts. Growth & Income Fund, Capital Appreciation Fund and Large Cap Value Fund may also buy/sell stock index futures contracts.

    OPTIONS

    Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    The Funds may:

     | Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

     | Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

    Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

    Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

    When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

INVESTMENT RATINGS FOR MONEY MARKET FUNDS

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

SPECIAL TRANSACTIONS

    REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

    The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks.

    REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    DELAYED DELIVERY TRANSACTIONS

    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

        TO BE ANNOUNCED SECURITIES (TBAS)

        As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

    SECURITIES LENDING

    The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to interest rate risks and credit risks.

    ASSET COVERAGE

    In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

STOCK MARKET RISKS

The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS

The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

LEVERAGE RISKS

     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

The convertible securities in which the Equity Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.



NEW YORK INVESTMENT RISKS

The NY Tax-Free Money Market Fund and NY Municipal Income Fund invest in obligations of New York (the "State") issuers which result in the each Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on various sources that are believed to be reliable but should not be considered as a complete description of all relevant information.

The State has achieved fiscal balance for the last few years after large deficits in the middle and late 1980's. Growing social service needs, education and Medicare expenditures have been the areas of largest growth while prudent program cuts and increases in revenues through service fees has enabled the State's budget to remain within balance for the last few years. The State also benefits from a high level of per capita income that is well above the national average and from significant amounts of international trade. While the State still has a large accumulated deficit as a percentage of its overall budget, the fiscal performance in recent years has demonstrated a changed political environment that has resulted in realistic revenue and expenditure projections to achieve financially favorable results. The recent budgets have included personal income tax cuts and emphasized cost control. Budgets in recent years have been delayed due to disagreements between the Governor and the New York State legislature.

New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. The State's economy has been slow to recover after the late 1980's recession that resulted in the loss of over 400,000 jobs in the New York City metropolitan area alone. Any major changes to the financial condition of New York City would ultimately have an effect on the State.

Obligations of issuers within the State are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights of and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by the U.S. Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations, or upon the ability of the State or its political subdivisions to levy taxes. There is also the possibility that, as a result of litigation or other conditions (including delays in adopting budgets), the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

A substantial principal amount of bonds issued by various State agencies and authorities are either guaranteed by the State or supported by the State through lease-purchase arrangements, or other contractual or moral obligation provisions. Moral obligation commitments by the State impose no immediate financial obligations on the State and require appropriations by the legislature before any payments can be made. Failure of the State to appropriate necessary amounts or to take other action to permit the authorities and agencies to meet their obligations could result in defaults on such obligations. If a default were to occur, it would likely have a significant adverse impact on the market price of obligations of the State and its authorities and agencies. In recent years, the State has had to appropriate large amounts of funds to enable State agencies to meet their financial obligations and, in some cases, prevent default. Additional assistance is expected to be required in current and future fiscal years since certain localities and authorities continue to experience financial difficulties.

To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State of New York to meet its own obligations as they become due or to obtain additional financing could be adversely affected. This financial situation could result not only in defaults of State and agency obligations but also impairment of the marketability of securities issued by the State, its agencies and local governments.

The current ratings on New York State general obligation debt are A-2 by Moody's and A by S&P.

The Funds' concentration in municipal securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State, its counties, and its municipalities.

FUNDAMENTAL INVESTMENT OBJECTIVES

The Treasury Money Market Fund and Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The NY Tax-Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

The U.S. Government Securities Fund's investment objective is to seek current income. Capital appreciation is a secondary, non-fundamental investment consideration.

The NY Municipal Income Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

The Vision Large Cap Value Fund's investment objective is to provide capital appreciation. Capital appreciation is a secondary, non-fundamental investment consideration.

The Vision Large Cap Growth Fund's investment objective is to provide capital appreciation.

The Vision Growth & Income Fund's investment objective is to provide long-term growth of capital and income.

The Vision Capital Appreciation Fund's investment objective is to produce long-term capital appreciation. Current income is a secondary, non-fundamental investment consideration.

Unless otherwise stated above, all of the investment objectives listed above are fundamental. The investment objective may not be changed by the Funds' Directors without shareholder approval.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Income Funds and Equity Funds will not sell any securities short nor purchase any securities on margin, except as described below and other than in connection with buying financial futures contracts, put options on financial futures, put options on portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

The deposit or payment by the Income and Equity Funds of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

No Income Fund or Equity Fund will sell securities short unless the Fund (1) owns, or has a right to acquire, an equal amount of such securities, or (2) has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 25% of the respective Fund's net assets. While in a short position, each Fund will retain the securities, rights, or segregated assets.

     Each Income Fund and Equity Fund may purchase and dispose of U.S. government securities and CMOs before they are issued and may also purchase and dispose of them on a delayed delivery basis.

The Money Market Fund and Treasury Money Market Fund will not sell any securities short or purchase any securities on margin, or participate on a joint or joint and several basis in any securities trading account.

The NY Tax-Free Money Market Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Income Funds and Equity Funds will not issue senior securities except that the Funds may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their net assets, including the amounts borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings (including reverse repurchase agreements) in excess of 5% of their respective total assets are outstanding.

The Money Market Fund and Treasury Money Market Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the terms described in the prospectuses. The Money Market Fund and Treasury Money Market Fund will not issue senior securities. Neither Fund anticipates entering into reverse repurchase agreements in excess of 5% of its net assets.

The NY Tax-Free Money Market Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.



As an operating (non-fundamental) policy, the NY Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.



PLEDGING ASSETS

The Income and Equity Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Funds may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

The Money Market Fund and Treasury Money Market Fund will not mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing.

The NY Tax-Free Money Market Fund will not mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing.

UNDERWRITING

The Income and Equity Funds and the NY Tax-Free Money Market Fund will not underwrite any issue of securities except as they may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with their investment objectives, policies, and limitations.

The Money Market Fund and Treasury Money Market Fund will not engage in underwriting securities issued by others.

INVESTING IN REAL ESTATE

The Income and Equity Funds will not purchase or sell real estate including limited partnership interests although they may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The Money Market Fund and Treasury Money Market Fund will not invest in real estate, oil, gas, or mineral exploration or development programs, except that it may purchase marketable securities of companies engaged in such activities.

The NY Tax-Free Money Market Fund will not purchase or sell real estate although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

LENDING CASH OR SECURITIES

The Income and Equity Funds will not lend any of their assets except portfolio securities, the market value of which does not exceed one-third of the value of the Funds' respective total assets. This shall not prevent the Funds from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds' respective investment objectives, policies, and limitations.

The Money Market Funds will not make loans, except that each Fund may purchase or hold debt instruments, including repurchase agreements, in accordance with its investment objective and policies.

INVESTING IN COMMODITIES

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Funds may purchase and sell futures contracts and related options.

The Money Market Fund and Treasury Money Market Fund will not invest in commodities, commodity contracts (including futures contracts) except that it may purchase marketable securities of companies engaged in such activities.

The NY Tax-Free Money Market Fund will not invest in commodities, commodity contracts or commodity futures contracts.

CONCENTRATION OF INVESTMENTS

The Income and Equity Funds will not invest 25% or more of the value of their total assets in any one industry, except that the Government Fund, Growth & Income Fund, Capital Appreciation Fund, Large Cap Value Fund, and Large Cap Growth Fund and, for temporary defensive purposes, the NY Municipal Income Fund may invest 25% or more of the value of its total assets in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities.

In addition, the NY Municipal Income Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions.

The Money Market Fund will not invest more than 25% of the value of its total assets in issuers in the same industry.

With respect to the Money Market Fund, utilities will be divided according to their services; for example, gas, gas transmissions, electric and gas, electric, and telephone will each be considered a separate industry. Wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of their parents.

The Money Market Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings and loan association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments (i.e., repurchase agreements).

The NY Tax-Free Money Market Fund will not invest more than 25% of the value of its total assets in issuers of the same industry, except that it may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, in cash or cash items (including instruments issued by a U.S. branch of a domestic bank or savings association and bankers' acceptances), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, instruments secured by these money market instruments (i.e., repurchase agreements), or in securities of other investment companies.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Income and Equity Funds (other than the NY Municipal Income Fund) will not purchase securities issued by any one issuer (other than cash, cash items, securities of other investment companies (in the case of Large Cap Growth Fund), securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Funds will not acquire more than 10% of the outstanding voting securities of any one issuer.

The Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

The NY Tax-Free Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements collateralized by such securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

INVESTING IN EXEMPT-INTEREST OBLIGATIONS

The NY Municipal Income Fund and NY Tax-Free Money Market Fund will not invest less than 80% of their net assets in securities the interest on which is exempt from federal regular income tax, except during temporary defensive periods. AMT obligations are not counted as securities the interest on which is exempt from federal regular income tax.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Money Market Fund and Treasury Money Market Fund will not invest in securities issued by any other investment company, except as part of a merger, consolidation, reorganization, or acquisition of assets.

INVESTING IN RESTRICTED SECURITIES

The Money Market Fund and Treasury Money Market Fund will not invest in securities subject to legal or contractual restrictions.

     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE CORPORATION

The Money Market Fund and Treasury Money Market Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Corporation or the Funds' investment adviser owning beneficially more than one-half of 1% of the issuer's securities together own beneficially more than 5% of such securities.

DEALING IN PUTS AND CALLS

The Money Market Fund and Treasury Money Market Fund will not write or purchase put or call options.

INVESTING IN NEW ISSUERS

The Money Market Fund and Treasury Money Market Fund will not invest more than 10% of the value of its total assets in the securities of issuers which have records of less than three years of continuous operation, including the operation of any predecessor.

VOTING SECURITIES AND REVENUE BONDS

The Money Market Fund and Treasury Money Market Fund will not buy common stocks or voting securities of state, municipal or industrial revenue bond issuers.

PURCHASING SECURITIES TO EXERCISE CONTROL

The Money Market Fund and Treasury Money Market Fund will not invest in any issuer for purposes of exercising control or management.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF DIRECTORS (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Directors non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

Each Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the Corporation's Directors.

DEALING IN PUTS AND CALLS

The NY Tax-Free Money Market Fund will not write or purchase put or call options.

PURCHASING SECURITIES TO EXERCISE CONTROL

The NY Tax-Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

BORROWING MONEY

The NY Tax-Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. None of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the Funds' concentration policy, the Adviser may classify issuers by industry based on classifications that distinguish between various economic characteristics. For instance, the telecommunications industry may be separated into cable companies, cellular companies and other types of telecommunications companies, and be regulated or unregulated companies.

REGULATORY COMPLIANCE



The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.



DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INCOME AND EQUITY FUNDS

Market values of the Income and Equity Funds' portfolio securities are determined as follows:

P. for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

P. in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

P. for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     | futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

P. for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

P. for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Equity and Income Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE-CLASS A SHARES You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Vision Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUNDS

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     | current and retired employees and directors of M&T Bank, M&T Bank Corporation and their subsidiaries;

     | current and former Directors of the Corporation;

     | clients of the M&T Capital Advisers and Trust Groups of M&T Bank;

     | employees (including registered representatives) of a dealer which has a selling group agreement with the Funds' distributor and consents to such purchases;

     | current and retired employees of any sub-adviser to the Vision Funds; and

     | investors referred by any sub-adviser to the Vision Funds. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND  SHARES OR ANNUITIES

Investors may purchase Class A Shares of each of the Funds at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or
(ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must be presented satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund Shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase Shares of a Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Funds or a Fund's shareholders.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE-CLASS B SHARES

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

     | following the death or  post-purchase  disability,  as defined in Section
72(m)(7)  of  the  Internal   Revenue  Code  of  1986,  of  the  last  surviving
shareholder;

     | representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

     | of Shares that represent a reinvestment within 90 days of a previous redemption;

     | of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

     | of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

     | which are involuntary redemptions processed by a Fund because the accounts do not meet the minimum balance requirements; and

     | which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

HOW ARE THE FUNDS SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLANS

As compensation type plans, the Rule 12b-1 Plans are designed to pay the Distributor (who may then pay investment professionals such as banks (including M&T Bank and its affiliates), broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Funds may pay M&T Bank for providing shareholder services and maintaining shareholder accounts. M&T Bank may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor (but not out of Fund assets) or Adviser. The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

     Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

     All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of August 2, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

------------------------------ ---------------------------------- ---------------- ----------------------
FUND                           SHAREHOLDER NAME                   SHARE CLASS      PERCENTAGE OWNED
                               ADDRESS

------------------------------ ---------------------------------- ---------------- ----------------------
------------------------------ ---------------------------------- ---------------- ----------------------
Money Market Fund              Manufacturers   &  Traders  Bank,  A                33.16%
                               Buffalo, NY
                               National  Financial Services Co.,  A                8.00%
                               New York, NY

                               Health     Solutions     Limited,  S                13.75%
                               Albany, NY                         S                12.52%
                               Shaner   Hotel  Group  LP,  State
                               College, PA

------------------------------ ---------------------------------- ---------------- ----------------------
------------------------------ ---------------------------------- ---------------- ----------------------
New   York   Tax-Free   Money  Manufacturers   &  Traders  Bank,  A                33.57%
Market Fund                    Buffalo, NY
                               National  Financial Services Co.,  A                16.24%
                               New York, NY

------------------------------ ---------------------------------- ---------------- ----------------------
------------------------------ ---------------------------------- ---------------- ----------------------
U.S.  Government   Securities  Manufacturers   &  Traders  Bank,  A                33.52%
Fund                           Buffalo, NY
                               Tice & Co., Buffalo, NY            A                30.07%
                               Krauss & Company, Buffalo, NY      A                14.31%

------------------------------ ---------------------------------- ---------------- ----------------------
------------------------------ ---------------------------------- ---------------- ----------------------
New  York  Municipal   Income  Tice & Co., Buffalo, NY            A                19.43%
Fund                           Manufacturers   &  Traders  Bank,  A                5.46%
                               Buffalo, NY

------------------------------ ---------------------------------- ---------------- ----------------------
------------------------------ ---------------------------------- ---------------- ----------------------
Growth & Income Fund           Manufacturers   &  Traders  Bank,  A                35.21%
                               Buffalo, NY
                               Tice & Co., Buffalo, NY            A                7.94%
------------------------------ ---------------------------------- ---------------- ----------------------
------------------------------ ---------------------------------- ---------------- ----------------------
Capital Appreciation Fund      Manufacturers   &  Traders  Bank,  A                42.02%
                               Buffalo, NY
                               Krauss & Company, Buffalo, NY      A                7.02%
                               Tice & Co., Buffalo, NY            A                6.26%
------------------------------ ---------------------------------- ---------------- ----------------------
------------------------------ ---------------------------------- ---------------- ----------------------
Large Cap Value Fund           Manufacturers   &  Traders  Bank,  A                29.17%
                               Buffalo, NY
                               Krauss & Company, Buffalo, NY      A                22.86%
                               Tice & Co., Buffalo, NY            A                20.88%

------------------------------ ---------------------------------- ---------------- ----------------------
------------------------------ ---------------------------------- ---------------- ----------------------
Large Cap Growth Fund          Federated          Administrative  A                100%
                               Services, Pittsburgh, PA

------------------------------ ---------------------------------- ---------------- ----------------------


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

NEW YORK TAXES

Under existing New York laws, shareholders of the NY Municipal Income Fund and NY Tax-Free Money Market Fund will not be subject to New York State or New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The NY Municipal Income Fund and NY Tax-Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

Income from the NY Municipal Income Fund and NY Tax-Free Money Market Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year. The Corporation is comprised of ten funds and is the only investment company in the Fund Complex.




NAME                                                                            TOTAL
BIRTH DATE                                                                  COMPENSATION
ADDRESS                    PRINCIPAL OCCUPATIONS                                FROM
POSITION WITH              FOR PAST FIVE YEARS                               CORPORATION
CORPORATION


RANDALL I. BENDERSON       President and Chief Operating Officer,              $8,000
570 Delaware Avenue        Benderson Development Company, Inc.
Buffalo, NY                (construction).
Birth date: January 12,
1955

DIRECTOR

JOSEPH J. CASTIGLIA        Director, New York State Electric & Gas             $8,000
Roycroft Campus            Corp.; Sevenson Environmental Services, Inc.;
21 South Grove Street,     Blue Cross & Blue Shield of Western New York;
Suite 291                  and Former President, Chief Executive Officer
East Aurora, NY 14052      and Vice Chairman, Pratt & Lambert United,
Birth date: July 20,       Inc. (manufacturer of paints and chemical
1934                       specialties).

DIRECTOR

DANIEL R. GERNATT, JR.     President and CFO of Gernatt Asphalt                $7,500
Richardson & Taylor Products, Inc.; Executive Vice President, Dan Hollow Roads
Gernatt Gravel Products, Inc.; Vice Collins, NY President, Countryside Sand &
Gravel, Inc.

Birth  date: July 14,
1940

DIRECTOR

GEORGE K. HAMBLETON, JR.   President, Brand Name Sales, Inc. (catalog          $8,000
670 Young Street           showroom business); President, Hambleton &
Tonawanda, NY              Carr, Inc. (catalog showroom business).
Birth date: February 8,
1933

DIRECTOR

                           Trustee or Director of other funds                    $0
EDWARD C. GONZALES         distributed by Federated Securities Corp.;
Federated Investors        President, Executive Vice President and
Tower                      Treasurer of other funds distributed by
Pittsburgh, PA             Federated Securities Corp.; Vice Chairman,
Birth date: October 22,    Federated Investors, Inc.; Vice President,
1930                       Federated Investment Management Company,
                           Federated Investment Counseling, Federated

PRESIDENT AND TREASURER    Global Investment Management Corp.  and

                           Passport Research, Ltd.; Executive Vice
                           President and Director, Federated Securities
                           Corp.; Trustee, Federated Shareholder
                           Services Company.

BETH S. BRODERICK          Vice President & Client Services Officer,             $0
Federated Investors        Mutual Fund Services Division, Federated
Tower                      Services Company.

Pittsburgh, PA
Birth date: August 2,
1965

VICE PRESIDENT AND
ASSISTANT TREASURER



VICTOR R. SICLARI          Senior Corporate Counsel and Vice President,          $0
Federated Investors        Federated Administrative Services; formerly
Tower                      Attorney, Morrison & Foerster (law firm).

Pittsburgh, PA
Birth date: November 17, 1961
SECRETARY






As of August 2, 1999 the Funds' Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

SUB-ADVISER

The Adviser has delegated daily management of the NY Tax-Free Money Market Fund to the sub-adviser, Federated Investment Management Company. On June 21, 1999, Federated Investment Counseling (FIC) transferred its Sub-Advisory Contract to its affiliate, Federated Investment Management Company. FIC served as sub-adviser since September 8, 1998.

For its services under the Sub-Advisory Agreement, the sub-adviser receives an allocable portion of the advisory fee the Adviser receives from the NY Tax-Free Money Market Fund. The allocation is based on the amount of securities which the sub-adviser manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. The sub-adviser is paid by the Fund as follows:

SUB-ADVISORY FEE

--------------------- ----------------------------------------------
0.20%                 on the first $100 million  average  daily net
                      assets;
--------------------- ----------------------------------------------
0.18%                 on the next $100  million  average  daily net
                      assets; and
--------------------- ----------------------------------------------
0.15%                 on  average   daily  net  assets   over  $200
                      million.
--------------------- ----------------------------------------------

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



For the fiscal year ended, April 30, 1999 the Funds' Adviser directed brokerage transactions to certain brokers due to research services they provided. Aggregate total commissions with brokers that provided research were $827,078.

On April 30, 1999, the Funds owned securities of the following regular broker/dealer: Morgan Stanley Dean Witter & Company in the amount of $40,000,000.



Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Administrative Services (FAS) provides the Funds with certain administrative personnel and services necessary to operate the Funds. Federated Services Company (FSC) and its affiliate, Federated Shareholder Services Company
(FSSC), a registered transfer agent, provides the Funds with certain financial, administrative, transfer agency and fund accounting services. FAS, FSC and FSSC are indirect wholly owned subsidiaries of Federated Investors, Inc. These services are provided for an aggregate annual fee as specified below:

                                AVERAGE    AGGREGATE   DAILY   NET

MAXIMUM FEE                     ASSETS  OF  THE  VISION  GROUP  OF
                                FUNDS, INC.

0.140 of 1%                     on the first $1.4 billion
0.100 of 1%                     on the next $750 million
0.070 of 1%                     on   assets  in  excess  of  $2.15
                                billion

Prior to December 1, 1997, FAS was paid an administrative fee by the Funds based on the following schedule:

                                AVERAGE    AGGREGATE   DAILY   NET

MAXIMUM ADMINISTRATIVE FEE      ASSETS  OF  THE  VISION  GROUP  OF
                                FUNDS, INC.

0.150 of 1%                     on the first $250 million
0.125of 1%                      on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on   assets   in  excess  of  $750
                                million

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a network coordinated by State Street Bank.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so it may provide an opinion as to whether each Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

------------------- --------------------------- ---------------------------- ----------------------------
                        ADVISORY FEE PAID/               BROKERAGE            ADMINISTRATIVE FEE PAID/
                       ADVISORY FEE WAIVED           COMMISSIONS PAID         ADMINISTRATIVE FEE WAIVED

                                                ---------------------------- ----------------------------
                    --------------------------- ---------------------------- ----------------------------
FUNDS               FOR THE FISCAL YEAR ENDED    FOR THE FISCAL YEAR ENDED    FOR THE FISCAL YEAR ENDED
                            APRIL 30,                    APRIL 30,                    APRIL 30,

                    --------------------------- ---------------------------- ----------------------------
                   --------------------------------------------------------------------------------------
                     1999     1998      1997     1999      1998     1997      1999    1998(D)    1997
                   --------------------------------------------------------------------------------------
-------------------
TREASURY MONEY     $2,915,63$2,304,815$2,296,16$0        $0       $0        $763,444  $543,332 $478,882
MARKET FUND        $466,502 $379,597  $448,656                              $0        $27,570  $11,635
-------------------
---------------------------------------------------------------------------------------------------------
MONEY MARKET FUND  $4,118,74$3,158,235$2,862,55$0        $0       $0        $1,080,940$735,499 $598,092
                   $402,495 $336,623  $555,870                              0         $0       $0
-------------------
---------------------------------------------------------------------------------------------------------
NY TAX-FREE MONEY  $534,508 $389,766  $355,253 $0        $0       $0        $139,543  $91,198  $74,362
MARKET FUND        $154,452 $218,264  $250,546                              $0        $5,988   $2,303
                   $147,252(g)

---------------------------------------------------------------------------------------------------------
-------------------
U.S. GOVERNMENT    $429,164 $378,409  $258,550 $0        $0       $0        $80,780   $64,007  $50,000
SECURITIES FUND    $29,915  $45,997   $61,752                               $0        $571     $11,168
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NY MUNICIPAL       $336,546 $227,041  $279,035 $0        $0       $0        $63,594   $52,701  $50,000
INCOME FUND        $93,773  $117,123  $115,657                              $0        $6,213   $14,660
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
GROWTH & INCOME    $739,869 $968,660  $308,825($676,815  $259,177 $304,622  $138,723  $160,835 $90,371
FUND               $0       $0        $0                                    $0        $0       $0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
CAPITAL            $432,670 $453,674  $137,485($214,360  $113,127 $62,973(e)$67,260   $65,857  $41,371(e)
APPRECIATION FUND  $0       $0        $63,215(b)                            $0        $2,685   $24,932
---------------------------------------------------------------------------------------------------------
LARGE CAP VALUE    $290,500 $83,847(c)N/A      $59,210   $46,309(fN/A       $54,167   $21,621  N/A
FUND               $0       $53,453(c)N/A                                   $0        $8,630
---------------------------------------------------------------------------------------------------------



(a) Prior to January 1, 1997, Harbor Capital Management served as the Fund's sub-adviser. For the period from April 30, 1996 to December 31, 1996, Harbor earned $297,904.

(b) For the period from July 3, 1996 (date of initial public investment) to April, 30, 1997. (c) For the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

(d) Prior to December 1, 1997 FAS was paid on a different fee schedule for administrative services. See "Administrator" above. The aggregate administrative, transfer agency and fund accounting fees paid by the Funds for the period from December 1, 1997 to April 30, 1998 under the new fee structure were $301,148; $367,315; $47,088; $33,699; $23,384; $78,952;
    $35,341 and $12,991, respectively. The fees paid by the Funds for the period from May 1, 1997 to November 30, 1997 under the old fee structure were $242,184; $368,544; $44,110; $30,378; $29,317; $90,371; $30,516; and $8,630
    (for the period from September 25, 1997 (date of initial public investment) to November 30, 1997), respectively.

(e) For the period from July 3, 1996 (date of initial public investment) to April 30, 1997. (f) For the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

(g) Amount paid in Sub-Advisory fees by the Adviser to Federated Investment Counseling for the periods from September 8, 1998 to April 30, 1999.


------------------ -------------- --------------- ------------- ----------- ------- ------------ ---------
FEES PAID FOR        TREASURY      MONEY MARKET       U.S.      NY          GROWTH    CAPITAL    LARGE
THE FISCAL YEAR    MONEY MARKET        FUND        GOVERNMENT   MUNICIPAL   &       APPRECIATION CAP
ENDED APRIL 30,        FUND                        SECURITIES   INCOME      INCOME     FUND      VALUE
1999                                                  FUND         FUND      FUND                  FUND
                   -------------- --------------- ------------- ----------- ------- ------------ ---------
                   ------ ------- ------- ------- ------ ------ ----------- ------- ------------ ---------
                   CLASS  CLASS   CLASS   CLASS   CLASS  CLASS   CLASS A    CLASS     CLASS A    CLASS A

                     A      S       A       S       A      S                  A
------------------ ------ ------- ------- ------- ------ ------ ----------- ------- ------------ ---------
12b-1 Fees Paid    $0     $55,740 $0      $35,601 $0     $0     $0          $0      $0           $0
------------------ ------ ------- ------- ------- ------ ------ ----------- ------- ------------ ---------
Shareholder        $0     $0      $0      $0      $0     $0     $0          $264,239$127,256     $0
Services Fees
Paid
------------------ ------ ------- ------- ------- ------ ------ ----------- ------- ------------ ---------



HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

     When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares of the Income and Equity Funds is calculated by dividing:
(i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of NY Tax-Free Money Market Fund and NY Municipal Income Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.





AVERAGE ANNUAL TOTAL RETURNS AND YIELD*
------------------- --------------------------------- --------------------------------- ---------------
FOR THE FOLLOWING      TREASURY MONEY MARKET FUND            MONEY MARKET FUND           NY TAX-FREE
  PERIODS ENDED                                                                          MONEY MARKET
  APRIL 30, 1999                                                                             FUND
------------------- --------------------------------- --------------------------------- ---------------
-------------------
                        CLASS A          CLASS S          CLASS A          CLASS S         CLASS A
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
TOTAL RETURN

------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
1 Year                   4.54%             N/A             4.76%             N/A            2.75%
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
5 Years                  4.83%             N/A             4.98%             N/A            2.98%
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
10 Year                  4.96%             N/A             5.14%             N/A             N/A
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
Since Inception           N/A           3.77%(a)            N/A           3.98%(a)         3.29%(a)
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
YEILD

------------------- ----------------                  ----------------                  ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
7-day period             4.12%            3.87%            4.33%            4.08%           2.85%
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
EFFECTIVE YIELD

------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
7-day period             4.21%            3.95%            4.42%            4.16%           2.89%
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
(a)     June 8, 1998

* No performance is given for Large Cap Growth Fund since it did not offer its shares during the periods noted in the table.

------------------- ---------------- ---------------- ---------------- ---------------- ---------------
FOR THE FOLLOWING        U.S.         NY MUNICIPAL       GROWTH &          CAPITAL        LARGE CAP
  PERIODS ENDED       GOVERNMENT       INCOME FUND      INCOME FUND     APPRECIATION      VALUE FUND
  APRIL 30, 1999    SECURITIES FUND                                         FUND

------------------- ---------------- ---------------- ---------------- ---------------- ---------------
                        CLASS A          CLASS A          CLASS A          CLASS A        CLASS A**
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
TOTAL RETURN

------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
1 Year                   0.60%            1.59%          (14.26%)         (26.92%)          2.60%
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
5 Years                  5.89%            5.87%           13.14%             N/A             N/A
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
Since Inception        4.44%(a)         4.99%(a)         12.05%(b)        5.60%(c)        11.26%(d)
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
YIELD

------------------- ---------------- ---------------- ---------------- ---------------- ---------------
------------------- ---------------- ---------------- ---------------- ---------------- ---------------
30-day period            5.67%            3.83%            0.34%            0.00%           1.32%
------------------- ---------------- ---------------- ---------------- ---------------- ---------------



(a) September 22, 1993; (b) November 29, 1993; (c) July 2, 1996; (d) September 26, 1997.

     ** Performance is for Class A Shares only since Class B Shares were not offered prior to the date of this prospectus.


TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the NY Tax-Free Money Market Fund and NY Municipal Income Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal alternative minimum tax and state and/or local taxes. The tax-equivalent yield for the NY Tax-Free Money Market Fund for the 7-day period ended April 30, 1999 was 4.37%. The tax-equivalent yield for the NY Municipal Income Fund for the 30-day period ended April 30, 1999 was 5.88%.



TAXABLE YIELD EQUIVALENT FOR 1999 - STATE OF NEW YORK

TAX BRACKET:

FEDERAL                          15.00%         28.00%         31.00%         36.00%      39.60%

COMBINED FEDERAL AND STATE      21.850%        34.850%        37.850%        42.850%     46.450%
-------------------------------------------------------------------------------------------------
Joint Return                   $1-43,050 $43,051-104,05$104,051-158,550$158,551-283,150     Over
                                                                                         283,150
Single Return                  $1-25,750 $25,751-62,450$62,451-130,250 $130,251-283,150     Over
                                                                                         283,150
TAX EXEMPT YIELD:              TAXABLE YIELD EQUIVALENT:

1.50%                             1.92%          2.30%          2.41%         2.62%        2.80%
2.00%                             2.56%          3.07%          3.22%         3.50%        3.73%
2.50%                             3.20%          3.84%          4.02%         4.37%        4.67%
3.00%                             3.84%          4.60%          4.83%         5.25%        5.60%
3.50%                             4.48%          5.37%          5.63%         6.12%        6.54%
4.00%                             5.12%          6.14%          6.44%         7.00%        7.47%
4.50%                             5.76%          6.91%          7.24%         7.87%        8.40%
5.00%                             6.40%          7.67%          8.05%         8.75%        9.34%
5.50%                             7.04%          8.44%          8.85%         9.62%       10.27%
6.00%                             7.68%          9.21%          9.65%        10.50%       11.20%



NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     | references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     | charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     | discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     | information about the mutual fund industry from sources such as the Investment Company Institute.

     The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

     | LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Government Fund and the NY Municipal Income Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature. (All Funds)

     | DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

    (Equity Funds)

     | LEHMAN BROTHERS GOVERNMENT (LT) INDEX is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly. (Government Fund)

     | LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date. (Government Fund)

     | LEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's.

    (Government Fund)

     P. MERRILL LYNCH CORPORATE AND GOVERNMENT INDex is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included. (Government Fund)

     P. AMEX MARKEt less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). (Government Fund)

     | MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better). (Government Fund)

     | SALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Government Fund)

     | SALOMON BROTHERS LONG-TERM HIGH GRADE CORPORATE BOND INDEX is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years. (Government Fund)

     | LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment.

     Indices are rebalanced monthly by market capitalization. (Government Fund)

     | THE SALOMON BROTHERS TOTAL RATE-OF-RETURN INDEX for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons. (Government Fund)

     | THE MERRILL LYNCH TAXABLE BOND INDICES include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market. (Government Fund)

     | LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Fund)

     | STANDARD & POOR'S DAILY STOCK PRICE INDICES of 500 And 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures. (Equity Funds)

     | RUSSELL 1000 GROWTH INDEX consists of those Russell 1000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values. (Capital Appreciation Fund)

     | RUSSELL 2000 SMALL STOCK INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. (Growth & Income Fund and Capital Appreciation Fund)

     | WILSHIRE 5000 EQUITY INDEX consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. (Growth & Income Fund and Capital Appreciation Fund)

     | CONSUMER PRICE INDEX is generally considered to be a measure of inflation. (All Funds)

     | NEW YORK STOCK EXCHANGE COMPOSITE INDEX is a market value weighted index which relates all NYSE stocks to an aggregate market value as of December 31, 1965, adjusted for capitalization changes. (Equity Funds)

     | VALUE LINE COMPOSITE INDEX consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income. (Equity Funds)

     | NASDAQ OVER-THE-COUNTER COMPOSITE INDEX covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income. (Growth & Income Fund and Capital Appreciation Fund)

|

| LEHMAN BROTHERS NEW YORK TAX-EXEMPT INDEX is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. (NY Municipal Income Fund)

|

P. SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

P. BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

P. DONOGHUE'S MONEY FUND REPOrt publishes annualized yields of hundreds of money market funds on a weekly basis and through itS MONEY MARKET INSIGht publication reports monthly and year-to-date investment results for the same money funds.

P. MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUEs. MUTUAL FUND VALUes rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

From time to time, the Money Market Funds will quote their Lipper rankings in the "money market instrument funds" category in advertising and sales literature. Investors may use such a reporting service in addition to the Funds' prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable net asset value, the net asset value of the Income and Equity Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available according to the Investment Company Institute.

FINANCIAL INFORMATION



The Financial Statements for the Funds for the fiscal year ended April 30, 1999 are incorporated by reference to the Annual Report to Shareholders of the Vision Group of Funds, Inc. dated April 30, 1999.

INVESTMENT RATINGS



STANDARD AND POOR'S

LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY'S INVESTORS SERVICE, INC.

LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH IBCA, INC./FITCH INVESTORS SERVICE, L.P.

LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

SHORT-TERM DEBT RATING DEFINITIONS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

OTHER CONSIDERATIONS

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDRESSES

VISION TREASURY MONEY MARKET FUND

Class A Shares and Class S Shares

VISION MONEY MARKET FUND

Class A Shares and Class S Shares

VISION NEW YORK TAX-FREE MONEY MARKET FUND

Class A Shares

VISION U.S. GOVERNMENT SECURITIES FUND

Class A Shares

VISION NEW YORK MUNICIPAL INCOME FUND

Class A Shares

VISION LARGE CAP VALUE FUND

(formerly Vision Equity Income Fund)
Class A Shares and Class B Shares

VISION LARGE CAP GROWTH FUND

Class A Shares and Class B Shares

VISION GROWTH & INCOME FUND

Class A Shares

VISION CAPITAL APPRECIATION FUND

Class A Shares

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Manufacturers and Traders Trust Company
One M&T Plaza

Buffalo, NY 14203

SUB-ADVISER TO VISION NEW YORK TAX-FREE MONEY MARKET FUND

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8609

Boston, MA 02266-8609

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

                                    APPENDIX

VISION TREASURY MONEY MARKET FUND

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Vision Treasury Money Market Fund as of the calendar year-end for each of 10 years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1989 through 1998. The percentages noted are 8.38%, 7.51%, 5.27%, 3.37%, 2.84%,
3.72%, 5.45%, 4.83%, 4.94% and 4.80%, respectively.

VISION MONEY MARKET FUND

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Vision Money Market Fund as of the calendar year-end for each of 10 years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1989 through 1998. The percentages noted are 8.94%, 7.80%, 5.45%, 3.45%, 2.97%,
3.91%, 5.56%, 4.94%, 5.07% and 4.98%, respectively.

VISION NEW YORK TAX-FREE MONEY MARKET FUND

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Vision New York Tax-Free Money Market Fund as of the calendar year-end for each of 10 years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1989 through 1998. The percentages noted are 5.35%, 5.06%, 3.55%, 1.87%, 1.80%,
2.34%, 3.36%, 2.97%, 3.11% and 2.94%, respectively.

VISION U.S. GOVERNMENT SECURITIES FUND

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Vision U.S. Government Securities Fund as of the calendar year-end for each of 5 years.

The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through 1998. The percentages noted are -4.95%, 18.25%, 2.14%, 8.91% and 8.30%, respectively.

VISION NEW YORK MUNICIPAL INCOME FUND

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Vision New York Municipal Income Fund as of the calendar year-end for each of 5 years. The `y' axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 20.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through 1998. The percentages noted are -5.41%, 17.77%, 3.62%, 8.22% and 5.88%, respectively.

VISION LARGE CAP VALUE FUND

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Vision Large Cap Value Fund as of the calendar year-end for 1 year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 25.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for the calendar year is stated directly at the bottom of the bar, for the calendar year 1998. The percentage noted is 15.19%.

VISION GROWTH & INCOME FUND

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Vision Growth & Income Fund as of the calendar year-end for each of 5 years. The `y' axis reflects the "% Total Return" beginning with "-15.00%" and increasing in increments of 5.00% up to 35.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through 1998. The percentages noted are -1.61%, 30.86%, 27.52%, 24.20% and
-11.11%, respectively.

VISION CAPITAL APPRECIATION FUND

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Vision Capital Appreciation Fund as of the calendar year-end for each of 2 years. The `y' axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 5.00% up to 25.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through 1998. The percentages noted are 21.90% and -9.76%, respectively.

PART C.      OTHER INFORMATION.
Item 23.

   (a) (i) Conformed copy of Amended Articles of Incorporation of the Registrant; 21 (ii) Conformed copy of Articles
          Supplementary; 8 (iii) Conformed copy of Articles
          Supplementary dated May 29, 1996; 15

(iv)   Conformed copy of Articles Supplementary dated April 20, 1998; 21
(v)    Conformed Copy of Articles of Amendment effective June 1, 1999; 25
(vi)   Conformed Copy of Articles Supplementary effective June 1, 1999; 25
      (b)    (i)    Copy of By-Laws of the Registrant; 11
             (ii)   Copy of Amendment No. 1 to Bylaws; 21

      (c)    (i)    Copy of Specimen Certificate for Shares of Capital Stock of
                    the Registrant; 8

             (ii)   Copy of Specimen Certificate for Shares of Capital Stock of
                    the Vision Capital Appreciation Fund; 15
      (d)    (i)    Conformed copy of Investment Advisory Contract of the
                    Registrant; 9

(ii) Conformed copy of Sub-advisory Agreement for the Vision New York Tax-Free Money Market Fund; 23

(iii) Conformed copy of Exhibit B to Investment Advisory Contract; 14

(iv) Conformed copy of Exhibit C to Investment Advisory Contract; 19

(v) Conformed copy of Investment Advisory Contract for the Vision New York Tax-Free Money Market Fund including Exhibit A; 23


+       All Exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed September 24, 1997 (File Nos. 33-20673 and 811-5514)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 22, 1998 (File Nos. 33-20673 and 811-5514)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)

                      (vi) Form of Exhibit D to the Investment Advisory
               Contract; + (e) (i) Conformed copy of Distributor's Contract of the Registrant; 9

                    (ii) Conformed copy of Exhibit C to Distributor's Contract; 14 (iii) Conformed copy of Exhibit D to the Distributor's Contract; 20

(iv) Conformed copy of Exhibit E to the Distributor's Contract; 22 (v) Conformed Copy of Exhibit F to the Distributor's Contract; 25 (vi) Conformed Copy of Exhibits G & H to the Distributor's Contract; +

(vii)          Conformed copy of Administrative Services Agreement of the
               Registrant; 9
(viii)         Conformed copy of Shareholder Services Plan of Registrant; 9
(ix) Conformed copy of Exhibit A to Amended and Restated Shareholder Services Plan; 22
(x) Conformed copy of Amendment #2 to Exhibit A to Amended and Restated Shareholder Services Plan; +
(xi)           Conformed copy of Amended and Restated Shareholder Services
               Agreement; 13
(xii)          Form of Amendment No. 1 to Exhibit A to Shareholder Services
               Agreement; 14
(xiii)         Copy of Amendment No. 2 to Exhibit A to Shareholder Services
               Agreement; 18
(xiv) Conformed copy of Amendment #1 to Exhibit A to Amended and Restated Shareholder Services Plan; 24
(xv)           Form of Amendment No. 1 (dated June 1, 1999) to
               Exhibit A to Shareholder Services Agreement; +
             (f)      Not applicable;

+       All Exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed May 3, 1996. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)

24.  Response  is  incorporated  by  reference  to  Registrant'   Post-Effective
     Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)

25.  Response  is  incorporated  by  reference  to  Registrant'   Post-Effective
     Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)

      (g)   (i)     Conformed copy of Custodian Agreement of the Registrant; 12
            (ii)    Copy of Amendment No. 2 to Exhibit A to
                    Custodian Contract; 14

            (iii)   Copy of Amendment No. 3 to Exhibit A to Custodian
                    Contract; 18
(iv)  Conformed copy of State Street Domestic Custody Fee      Schedule; 20
(v)   Conformed copy of Amendment No. 4 to Exhibit A to Custodian Contract; 25
(vi)  Conformed copy of Amendment No. 5 to Exhibit A to Custodian Contract; +

      (h)   (i)     Conformed copy of Agreement for Fund Accounting
                             Services and Transfer Agency Services; 16

(ii) Copy of Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services; 18

(iii)Conformed copy of Amendment to Administrative Services Agreement and the Agreement for Fund Accounting Services and Transfer Agency Services; 20

(iv) Conformed copy of Amendment No. 1 to Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services; 22

(v) Conformed copy of Amendment #2 to Exhibit 1 to the Agreement for Fund Accounting Services and Transfer Agency Services; 24

(vi) Conformed copy of Amendment #3 to Exhibit 1 to the Agreement for Fund Accounting Services and Transfer Agency Services; +

(vii) Conformed copy of Recordkeeping Agreement including exhibits A-C; 23

(viii) Form of Amendment #1 to Exhibit A to the Recordkeeping Agreement; +

(ix) Conformed copy of Sub-Transfer Agency Agreement; 23

(x) Conformed copy of Amendment No. 1 to Exhibit A of the Sub-Transfer Agency Agreement; +

----------------------------------
+ All Exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed June 20, 1997. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)

24.  Response  is  incorporated  by  reference  to  Registrant'   Post-Effective
     Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)

25.  Response  is  incorporated  by  reference  to  Registrant'   Post-Effective
     Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514)

               (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; 11
               (j)    Not applicable;
               (k)    Not applicable;
               (l)    Conformed copy of Initial Capital Understanding; 11
(m)     (i)Copy of Rule 12b-1 Plan; 7

                      (ii) Conformed copy of 12b-1 Plan for Class B Shares and Exhibit A;+ (iii) Conformed copy of Exhibit B to Rule 12b-1 Plan; 14 (iv) Conformed copy of Exhibit C to Rule 12b-1 Plan; 20 (v)Conformed copy of Exhibit D to Rule 12b-1 Agreement;22; (vi) Copy of Rule 12b-1 Agreement; 7
                      (vii) Copy of Exhibit B to Rule 12b-1 Agreement; 14 (viii) Copy of Exhibit C to Rule 12b-1 Agreement; 18 (ix)Amended and Restated Plan with conformed copy of Exhibit D; 22

(x) Copy of Dealer (Sales) Agreement; 7 (xi) Conformed copy of Exhibit E to Rule 12b-1 Plan; 24 (xii) Conformed copy of Exhibit F to Rule 12b-1 Plan; +

               (n)    Not Applicable.

               (o)    (i)    Conformed copy of the Registrant's Multiple
                             Class Plan with conformed copies of Exhibits A and B;22
(ii)           Conformed copy of Exhibit C & D to the Multiple Class Plan; +
               (p)    Conformed copy of Power of Attorney; 14

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

               None

----------------------------------
+ All Exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)

23.  Response  is  incorporated  by  reference  to  Registrant'   Post-Effective
     Amendment No. 36 on Form N-1A filed June 11, 1999, (File Nos. 33-20673 and 811-5514)

24.  Response  is  incorporated  by  reference  to  Registrant'   Post-Effective
     Amendment No. 37 on Form N-1A filed June 23, 1999, (File Nos. 33-20673 and 811-5514

Item 25.       INDEMNIFICATION:  7

Item 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

     (a) Manufacturers & Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $20.6 billion bank holding company, as of December 31, 1998, headquartered in Buffalo, New York. As of December 31, 1998, M&T Bank over 247 offices throughout New York State, Pennsylvania and an office in Nassau, The Bahamas.

               M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York and Pennsylvania. As of December 31, 1998, M&T Bank had over $4.5 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). As of December 3l, 1998, M&T Bank managed $1.51 billion in VISION money market mutual fund assets and $317.9 million in net assets of fluctuating mutual funds. Except for Vision Group of Funds, Inc., M&T Bank does not presently provide investment advisory services to any other registered investment companies.

               The principal executive Officers and the Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with M&T Bank.

---------------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)

     (b)




                                                                 Other Substantial
                                      Position with              Business, Profession,
     NAME                             THE ADVISER                VOCATION OR EMPLOYMENT


William F. Allyn                      Director                   President, Welch Allyn, Inc.
P.O. Box 50

Skaneateles Falls, NY  13153-0050

Brent D. Baird                        Director                   Private Investor
1350 One M&T Plaza

Buffalo, NY  14203-2396

Robert J. Bennett                     Director and               Chairman, M&T Bank
P.O. Box 4983                         Executive Officer          Corporation and Vice
Syracuse, NY  13221-4983                                         Chairman, M&T Bank

C. Angela Bontempo                    Director                   President, Bontempo &
207 Commerce Drive                                               Associates, LLC

Amherst, NY  14228-2302

Robert T. Brady                       Director                   Chairman, President and
East Aurora, NY  14052-0018                                      Chief Executive Officer, Moog Inc.

Emerson L. Brumback                   Executive Officer          Executive Vice
One M&T Plaza, 19th Floor                                        President, M&T Bank
Buffalo, NY  14203-2396                                          Corporation and

                                                                 M&T Bank




Atwood Collins, III                   Executive Officer          Executive Vice
350 Park Avenue                                                  President, and
6th Floor                                                        President and Chief

New York, NY  10022-6022                                         Executive Officer, New York City Division
                                                                 of Manufacturers and Traders Trust Company;
                                                                 and Executive Vice
                                                                 President, M&T Bank
                                                                 Corporation

Mark J. Czarnecki                     Executive Officer          Executive Vice
One M&T Plaza                                                    President,
9th Floor                                                        Manufacturers and
Buffalo, NY  14203-2399                                          Traders Trust Company

Richard E. Garman                     Director                   President and Chief
2544 Clinton Street                                              Executive Officer,

Buffalo, NY  14224-1092                                          A.B.C. Paving Co., Inc. and Buffalo Crushed Stone, Inc.

James V. Glynn                        Director                   President,
151 Buffalo Avenue                                               Maid of the Mist
Suite 204                                                        Corporation

Niagara Falls, NY  14303-1288

Brian E. Hickey                       Executive Officer          Executive Vice President
255 East Avenue                                                  and President, Rochester
3rd Floor                                                        Division-Manufacturers

Rochester, NY  14604-2624                                        and Traders Trust Company; and Executive
                                                                 Vice President,
                                                                 M&T Bank Corporation

Patrick W.E. Hodgson                  Director                   President, Cinnamon
60 Bedford Road                                                  Investments Limited
2nd Floor
Toronto, Ontario

Canada  M5R2K2

James L. Hoffman                      Executive Officer          Executive Vice President
700 Corporate Blvd.                                              and President, Hudson
Suite 701                                                        Valley Division-
Newburgh, NY  12550-6046              Manufacturers
                                                                 and Traders Trust Company; and
                                                                 Executive Vice President, M&T Bank Corporation

Samuel T. Hubbard, Jr.                Director                   President & Chief
1059 West Ridge Road                                             Executive Officer, The
Rochester, NY  14615-2731                                        Alling & Cory
                                                                 Company

Robert J. Irwin                       Advisory Director          Chairman and Chief Executive Officer,
Ellicott Station                                                 ASA Limited

P.O. Box 1210
Buffalo, NY  14205-1210

Russell A. King                       Director                   Retired Partner and
4910 Red Pine Road                                               Chief Executive Officer,
Manlius, NY  13104-1314                                          King & King Architects, Inc.




Adam C. Kugler                        Executive Officer          Executive Vice President 350 Park Avenue and Treasurer, M&T Bank
6th Floor                                                        Corporation and M&T Bank
New York, NY  10022-6022

Wilfred J. Larson                     Director                   Retired President and
200 Bahia Point                                                  Chief Executive Officer,
Naples, FL 34103-4368                                            Westwood-Squibb

                                                                 Pharmaceuticals Inc.

Peter J. O'Donnell, Jr.               Director                   President, Pine Tree
675 Highland Avenue                                              Management Corporation

Clark Green, PA 18411-2502

Jorge G. Pereira                      Director                   Vice Chairman of the
350 Park Avenue                                                  Board, M&T Bank
6th Floor                                                        Corporation and
New York, NY  10022-6022                                         Manufacturers and

                                                                 Traders Trust Company

John L. Pett                          Executive Officer          Executive Vice President
One Fountain Plaza                                               and Chief Credit
9th Floor                                                        Officer, Maufacturers
Buffalo, NY  14203-1495                                          Manufacturers and

                                                                 Traders Trust Company and M&T Bank Corporation

Michael P. Pinto                      Executive Officer          Executive Vice President
One M&T Plaza                                                    and Chief Financial
19th Floor                                                       Officer, Manufacturers
Buffalo, NY  14203-2399                                          and Traders Trust

                                                                 Company and M&T Bank
                                                                 Corporation

Melinda R. Rich                       Director                   President,
P.O. Box 245                                                     Rich Entertainment
Buffalo, NY  14240-0245                                          Group

Robert E. Sadler, Jr.                 Director and               President, Manufacturers
One M&T Plaza                         Executive Officer          and Traders Trust
19th Floor                                                       Company and

Buffalo, NY  14203-2399                                          Executive Vice President, M&T Bank
                                                                 Corporation

John L. Vensel                        Director                   Chairman and Chief Executive
P.O. Box 977                                                     Officer, Crucible Materials
Syracuse, NY 13201-0977                                          Corporation

Herbert L. Washington                 Director                   President,
3280 Monroe Avenue                                               H.L.W. Fast Track, Inc.

Rochester, NY  14618-4608

John L. Wehle, Jr.                    Director                   Chairman of the
445 St. Paul Street                                              Board, President and
Rochester, NY  14605-1775                                        Chief Executive

                                                                 Officer, Genessee
                                                                 Corporation

Robert G. Wilmers                     Director and               President and Chief
One M&T Plaza                         Executive Officer          Executive Officer,
19th Floor                                                       M&T Bank Corporation;
Buffalo, NY  14203-2399                                          and Chairman of the  Board and Chief Executive Officer,
Manufacturers and                                                Traders Trust Company

Item 27.       PRINCIPAL UNDERWRITERS:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Director, Chairman, Chief
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               President and
Federated Investors Tower           President,                             Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



        (c)  Not applicable

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Vision Group of Funds, Inc.                Federated Investors Tower
                                           1001 Liberty Avenue
                                           Pittsburgh, Pennsylvania  15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                           5800 Corporate Drive,
                                           Pittsburgh, Pennsylvania 15237-7010

Federated Shareholder                      P.O. Box 8600
Services Company                           Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend

Disbursing Agent")

Federated Administrative Services          Federated Investors Tower
("Administrator")                          1001 Libery Avenue
                                           Pittsburgh, Pennsylvania  15222-3779

Manufacturers and Traders Trust            One M&T Plaza
Company                                    Buffalo, New York  14240

("Adviser")

Federated Management Investment Company     Federated Investors Tower
("Sub-Adviser" to the Vision New)           1001 Liberty Avenue
York Tax-Free Money Market Fund only)       Pittsburgh, Pennsylvania  15222-3779

State Street Bank and Trust Company         P.O. Box 8609
("Custodian")                               Boston, Massachusetts  02266-8609

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VISION GROUP OF FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of August, 1999.

                           VISION GROUP OF FUNDS, INC.

                      BY: /s/Victor R. Siclari
                      Victor R. Siclari, Secretary
                      Attorney in Fact for Edward C. Gonzales
                      August 20, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                     DATE

By:  /s/ Victor R. Siclari

     Victor R. Siclari                   Attorney In Fact       August 20, 1999
     SECRETARY                           For the Persons
                                         Listed Below

     NAME                                   TITLE

Edward C. Gonzales*                      President and Treasurer
                                         (Chief Executive Officer
                                         and Principal Financial and
                                         Accounting Officer)

Randall I. Benderson*                    Director

Joseph J. Castiglia*                     Director

Daniel R. Gernatt, Jr.*                  Director

George K. Hambleton, Jr.*                Director

* By Power of Attorney